As filed with the Securities and Exchange Commission on April 29, 1998


                                                       Registration Nos. 2-70132
                                                                        811-3117
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                              --------------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          | |
                        POST-EFFECTIVE AMENDMENT No. 20                      |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      | |
                               AMENDMENT No. 14                              |X|
                        (Check appropriate box or boxes)


                              --------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)
                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8259

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003
                     (Name and address of agent for service)

                              --------------------


     It is proposed that this filing will be effective (check appropriate box):
          | | immediately upon filing pursuant to paragraph (b) of Rule 485

          |X| on May 1, 1998 pursuant to paragraph (b) of Rule 485

          | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485
          | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485.
                            ------------------------

     If appropriate, check the following box:

          | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 25, 1998.

                                                   Prospectus dated May 1, 1998


                                                   The Guardian
                                                   Insurance & Annuity
                                                   Company, Inc.


                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

      The Individual Deferred Variable Annuity Contracts (individually, a "Contract," and collectively, the "Contracts") described in this Prospectus are designed to provide annuity benefits under retirement programs for individual purchasers which are tax qualified under the Internal Revenue Code of 1986, as amended ("Code"). The Contracts provide for an annuity to begin at a future pre-selected date and also provide for a pre-retirement death benefit. Two different Contracts are offered as described in this Prospectus: (1) a Single Premium Payment Contract and (2) a Flexible Premium Payment Contract. The Contracts are only offered to retirement plans which qualify for Federal tax benefits under Section 401 or 408 of the Code.

      The Contracts are offered and issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian/Value Line Separate Account (the "Separate Account"). Net Premium Payments under the Contracts may currently be allocated to the following divisions of the Separate Account which invest in the shares of these underlying mutual funds: The Guardian Park Avenue Fund(R), Value Line Fund, Value Line Income Fund, Value Line Leveraged Growth Investors, Value Line Cash Fund and Value Line U.S. Government Securities Fund (collectively referred to as the "Funds"). GIAC also provides for fixed accumulations and benefits under the Contracts to the extent Net Premium Payments are credited to the Fixed-Rate Option. The value of a Contract will vary in accordance with the investment performance of the underlying Funds but will not vary to the extent Contract values are allocated to the Fixed-Rate Option.


      This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information concerning the Contracts and the Separate Account is available for free by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 or by calling 1-800-221-3253. The Statement of Additional Information, which is also dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.


          Please Read This Prospectus And Keep It For Future Reference.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH OF THE FOLLOWING VARIABLE INVESTMENT OPTIONS: THE GUARDIAN PARK AVENUE FUND, VALUE LINE FUND, VALUE LINE INCOME FUND, VALUE LINE LEVERAGED GROWTH INVESTORS, VALUE LINE CASH FUND, AND VALUE LINE U.S. GOVERNMENT SECURITIES FUND.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             CONTENTS OF PROSPECTUS

                                                                     Page
                                                                     ----

    Glossary of Special Terms Used in This Prospectus.............     3

    Summary of the Contracts......................................     5

    Expense Table.................................................     6

    Condensed Financial Information...............................     8

    Descriptions of GIAC and the Separate Account.................    10

    Descriptions of the Variable Investment Options...............    11

    Description of the Fixed-Rate Option..........................    12

    Descriptions of the Contracts.................................    13

        General Information.......................................    14

        Method of Purchase........................................    14

        Charges and Deductions....................................    14

        Pre-Retirement Death Benefit..............................    16

        Accumulation Period.......................................    16

        Annuity Period............................................    17

        Surrenders and Partial Withdrawals........................    18

        Transfers of Contract Values..............................    19

        Other Important Contract Information......................    21

    Federal Tax Matters...........................................    21

    Voting Rights.................................................    24

    Distribution of the Contracts.................................    25

    Right to Cancel the Contracts.................................    25


    Year 2000 Compliance .........................................    25


    Legal Proceedings.............................................    25

    Additional Information........................................    25

                 The Contracts are not available in all states.

      NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING PROSPECTUSES FOR THE VARIABLE INVESTMENT OPTIONS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

      Accumulation Period: The period between the initial purchase date of the Contract and the Retirement Date.

      Accumulation Unit: A unit of measure used to determine the value of a Contractowner's interest under the Contract before the Retirement Date. The Contract has two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

      Accumulation Value: The value of the Variable Accumulation Units plus any Fixed Accumulation Units under the Contract.

      Annuitant: The person upon whose life Annuity Payments are based (normally the recipient of annuity payments) and upon whose death, prior to the Retirement Date, benefits under the Contract are paid.

      Annuity: A series of periodic payments made for the lifetime of the Annuitant with or without payments certain for a fixed period or for the joint lifetimes of the Annuitant and another person and thereafter during the lifetime of the survivor.

      Annuity Payments: Periodic payments made by GIAC to the Contractowner at regular intervals after the Retirement Date.

      Annuity Unit: A unit of measure used to determine the amount of the variable Annuity Payments.

      Beneficiary: The person to whom benefits may be paid upon the Contractowner's or the Annuitant's death. In the event a beneficiary is not designated, the Contractowner or the estate of the Contractowner is the beneficiary.

      Contract Anniversary Date: The annual anniversary measured from the issue date of the Contract.

      Contractowner: The person or entity designated as the owner in the Contract. Fixed-Rate Option: A deposit option to which owners of Contracts may allocate Net Premium Payments and Accumulation Values for investment in the general account of GIAC and under which GIAC guarantees that the amount deposited will not decline in value and that interest will be added at a rate declared periodically in advance.

      Funds: The six diversified open-end management investment companies underlying the Contracts. Contractowners may allocate Net Premium Payments and Accumulation Values to the Funds through the corresponding Investment Divisions of the Separate Account. The Funds currently available under the Contracts are:
The Guardian Park Avenue Fund(R), Value Line Fund, Value Line Income Fund, Value Line Leveraged Growth Investors, Value Line Cash Fund, and Value Line U.S. Government Securities Fund. (Only Contractowners who purchased a Contract prior to December 1, 1988 may continue to allocate premium payments or contract values to a seventh Investment Division corresponding to the Value Line Special Situations Fund.)

      Investment Division: A division of the Separate Account, the assets of which consist solely of shares of one of the Funds underlying the Contract.

      Net Premium Payments: A purchase payment or premium paid by the Contractowner to GIAC in accordance with the Contract, less any applicable premium taxes. Net Premium Payments are credited to Investment Divisions of the Separate Account or the Fixed-Rate Option.

      Participant: An eligible employee who participates in a group pension, profit sharing or other retirement plan which qualifies for Federal tax benefits under the Code.

      Retirement Date: The date on which Annuity Payments under the Contract commence. Surrender Value: The amount payable to the Contractowner or other payee upon termination of the Contract, other than by the Annuitant's or Contractowner's death. Valuation Period: The period of time from one determination of Accumulation Unit and

      Annuity Unit values to the next subsequent determination of these values. Variable Annuity: An annuity providing for payments varying in amount to reflect the investment experience of the applicable Variable Investment Options selected by the Contractowner.

      Variable Investment Options: The Funds constitute the Variable Investment Options (as distinguished from the Fixed-Rate Option) available under the Contract for allocations of Net Premium Payments and Accumulation Values.

                            SUMMARY OF THE CONTRACTS

      The Contracts described in this Prospectus are designed to provide annuity benefits in accordance with the Annuity Payout Option selected and the retirement plan, if any, under which a Contract has been issued. The Contracts provide several underlying allocation options through which the Contractowner may pursue his or her investment objectives. The Contracts are only offered to retirement plans which qualify for Federal income tax advantages under Section 401 of the Code or as individual retirement account plans established under
Section 408 of the Code. (See "Federal Tax Matters," page 21.) If the Contractowner selects the Annuity Payout Option that provides for monthly payments during the lifetime of the Annuitant, GIAC promises to make Annuity Payments continuously for the life of the Annuitant under the Contract even if such Annuitant outlives the life expectancy used in computing the Annuity. While GIAC is obligated to make such Annuity Payments regardless of the longevity of the Annuitant, the amount of variable Annuity Payments is not guaranteed. (See "Annuity Payout Options," page 18.) With respect to amounts attributable to the Variable Investment Options, no assurance can be given that the value of the Contracts during the Accumulation Period, or the aggregate amount of Annuity Payments made under the Contracts, will equal or exceed the Net Premium Payments made to such Variable Investment Options.

      GIAC provides for variable accumulations and benefits under the Contracts by crediting Net Premium Payments to one or more of the Investment Divisions of the Separate Account as selected by the Contractowner. The Investment Divisions of the Separate Account correspond to the Funds offered under the Contracts. A Contractowner may select up to four of the Variable Investment Options or, if available to the Contractowner, the Fixed-Rate Option and three Variable Investment Options. (See "Descriptions of the Variable Investment Options," page 11.) To the extent Net Premium Payments are credited to the Fixed-Rate Option, GIAC also provides for fixed accumulations and benefits. (See "Description of the Fixed-Rate Option," page 12.) The value of the Contract prior to the Retirement Date and the amount accumulated to provide Annuity Payments will depend upon the investment performance of the Variable Investment Options selected by the Contractowner during the Accumulation Period, except for amounts allocated to the Fixed-Rate Option. These latter amounts will accrue interest at a rate not less than the minimum interest rate specified in the Contract. (See "Accumulation Period," page 16 and "Annuity Period," page 17.) The investment risk under the Contract is borne by the Contractowner except to the extent that Accumulation Values are allocated to the Fixed-Rate Option where the investment risk is borne by GIAC.

      Transfers among the Investment Divisions of the Separate Account are permitted before and after the Retirement Date, subject to certain conditions and in accordance with any retirement plan. Certain restrictions apply to transfers to or from the Fixed-Rate Option. (See "Transfers of Contract Values," page 19.)

      The Contracts contain the following additional features which are described in more detail in this Prospectus:

            (1) No sales charges are deducted from Contract payments. However, if part or all of the Accumulation Value is redeemed during certain periods of time following the payment of premiums, GIAC will deduct from such Accumulation Value a contingent deferred sales charge ranging from 1.0% to 5.0%. The percentage amount and the length of time for which this charge is applicable depends upon the particular Contract purchased. A federal income tax penalty may be imposed on surrenders or partial withdrawals. (See "Charges and Deductions," page 14, "Surrenders and Partial Withdrawals," page 18 and "Federal Tax Matters," page 21.)

            (2) Charges for the assumption by GIAC of the mortality and expense risks under the Contracts, the administrative expenses incurred by GIAC and state premium taxes, if any, are deducted from the Accumulation Value of the Contracts. (See "Charges and Deductions," page 14.) In addition, each Fund imposes certain charges against its assets. (See the applicable Fund prospectus for information about these charges.)

            (3) In certain states, the Contractowner may cancel the Contract no later than ten (10) days (twenty (20) days in a limited number of states) after receiving it by returning the Contract along with a written notice of cancellation to GIAC. (See "Right to Cancel the Contracts," page 25.)

--------------------------------------------------------------------------------
                                  EXPENSE TABLE
--------------------------------------------------------------------------------
      CONTRACTOWNER TRANSACTION EXPENSES

      Sales Load Imposed on Purchases.......................................None
      Exchange Fee..........................................................None

      Contingent Deferred Sales Charge:
      (1) Single Premium Payment Contracts*:

      In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

              Contract Year                                      Charge*
                    1    ...................................       5%
                    2    ...................................       5%
                    3    ...................................       4%
                    4    ...................................       3%
                    5    ...................................       2%
                    6    ...................................       1%
                    7 and thereafter........................       0%

      (2) Flexible Premium Payment Contracts**:

      In connection with Flexible Premium Payment Con-tracts, this charge will be the lesser of:

            (a) 5% of the total premiums paid during the 72 months immediately preceding the date of withdrawal, or
            (b)   5% of the amount being withdrawn.

      Annual Contract Administration Fee:
            Single Premium Payment Contract...............................$30.00
            Flexible Premium Payment Contract.............................$35.00

Separate Account Level Annual Expenses
      (as a percentage of daily net asset value):
      Mortality and Expense Risk Charge ............................        1.0%
      Account Fees and Expenses ....................................          0%
                                                                           -----
            Total Separate Account Annual Expenses .................        1.0%

Investment Division Level Annual Expenses
      (as a percentage of average net assets):
The Guardian Park Avenue Fund
      Management Fees ..............................................        .50%
      Other Expenses ...............................................        .29%
                                                                           -----
            Total Annual Expenses ..................................        .79%

Value Line Fund
      Management Fees ..............................................        .66%
      Other Expenses ...............................................        .12%
                                                                           -----
            Total Annual Expenses ..................................        .78%
Value Line Income Fund
      Management Fees ..............................................        .68%
      Other Expenses ...............................................        .19%
                                                                           -----
            Total Annual Expenses ..................................        .87%
Value Line Leveraged Growth Investors
      Management Fees ..............................................        .75%
      Other Expenses ...............................................        .11%
                                                                           -----
            Total Annual Expenses ..................................        .86%
Value Line Cash Fund
      Management Fees ..............................................        .40%
      Other Expenses ...............................................        .19%
                                                                           -----
            Total Annual Expenses ..................................        .59%

Value Line U.S. Government Securities Fund+
      Management Fees ..............................................        .50%
      Other Expenses ...............................................        .15%
                                                                           -----
            Total Annual Expenses ..................................        .65%
Value Line Special Situations Fund++
      Management Fees ..............................................        .75%
      Other Expenses ...............................................        .33%
                                                                           -----
            Total Annual Expenses ..................................       1.08%
--------------------------------------------------------------------------------
* In any Contract year after the first and when such charge is applicable, 10% of the amount of the single premium payment can be withdrawn without application of the charge. The maximum amount to which this charge may be applied cannot exceed the single premium payment.

** In any Contract year after the first and when such charge is applicable, 10% of the total premiums paid under the Contract in the last 72 months immediately preceding the date of withdrawal, can be withdrawn without application of the charge. The maximum amount of this charge during the 72 months immediately preceding the date of withdrawal will not exceed 5% of the total premiums paid during such period.

+ Value Line U.S. Government Securities Fund's fiscal year runs from September 1 through August 31.

++ Value Line Special Situations Fund is only available to Contractowners who purchased a Contract prior to December 1, 1988.
--------------------------------------------------------------------------------

      The table below is designed to assist the Contractowner in understanding the various costs and expenses of the Separate Account and its underlying Funds. (See "Charges and Deductions," and see the accompanying Fund prospectuses for a more complete description of the various costs and expenses.) Premium taxes ranging from approximately 0.5% to 3.5% are currently imposed by certain states and municipalities on payments made under the Contracts. GIAC will deduct the applicable premium tax from premium payments made by Contractowners in those states, counties and municipalities where such taxes are imposed on GIAC. Where applicable, such taxes will decrease the amount of each premium payment available for allocation.


             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts

------------------------------------------------------------------------------------------------------------
                                                                                THE GUARDIAN
                                                                              PARK AVENUE FUND
                                                               ---------------------------------------------
                                   Hypotheticals                 1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
------------------------------------------------------------------------------------------------------------

If you surrender your Contract at the end of the applicable
time period:                                                    $69 SP       $99 SP     $121 SP     $220 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $69 FP      $109 FP     $152 FP     $221 FP
------------------------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract:         $19 SP       $59 SP     $101 SP     $220 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $19 FP       $59 FP     $102 FP     $221 FP
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------

                                                                              VALUE LINE FUND
                                                               ---------------------------------------------
                                   Hypotheticals                 1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
------------------------------------------------------------------------------------------------------------

If you surrender your Contract at the end of the applicable
time period:                                                    $69 SP      $ 99 SP     $121 SP     $219 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $69 FP      $109 FP     $152 FP     $220 FP
------------------------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract:         $19 SP       $59 SP     $101 SP     $219 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $19 FP       $59 FP     $102 FP     $220 FP
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------

                                                                           VALUE LINE INCOME FUND
                                                               ---------------------------------------------
                                   Hypotheticals                 1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
------------------------------------------------------------------------------------------------------------

If you surrender your Contract at the end of the applicable
time period:                                                    $70 SP      $102 SP     $126 SP     $228 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $70 FP      $112 FP     $156 FP     $229 FP
------------------------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract:         $20 SP       $62 SP     $106 SP     $228 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $20 FP       $62 FP     $106 FP     $229 FP
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                                 VALUE LINE
                                                                         LEVERAGED GROWTH INVESTORS
                                                               ---------------------------------------------
                                   Hypotheticals                 1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
------------------------------------------------------------------------------------------------------------

If you surrender your Contract at the end of the applicable
time period:                                                    $70 SP      $101 SP     $125 SP     $227 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $70 FP      $112 FP     $156 FP     $228 FP
------------------------------------------------------------------------------------------------------------
If you do not surrender or you annuitize your Contract:         $20 SP       $61 SP     $105 SP     $227 SP
   You would pay the following expenses on a $1,000
   investment, assuming 5% annual return on assets:             $20 FP       $62 FP     $106 FP     $228 FP
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE LINE                                  VALUE LINE U.S. GOV'T
                                                       CASH FUND                                     SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
          Hypotheticals                1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.      1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

If you surrender your
Contract at the end of the
applicable time period:               $67 SP       $93 SP     $111 SP     $198 SP      $68 SP      $95 SP     $114 SP     $204 SP
   You would pay the
   following expenses on
   a $1,000 investment,
   assuming 5% annual
   return on assets:                  $67 FP      $103 FP     $142 FP     $199 FP      $68 FP     $105 FP     $145 FP     $206 FP
------------------------------------------------------------------------------------------------------------------------------------
If you do not surrender or
you annuitize your
Contract:                             $17 SP       $53 SP      $91 SP     $198 SP      $18 SP      $55 SP      $94 SP     $204 SP
   You would pay the
   following expenses on
   a $1,000 investment,
   assuming 5% annual
   return on assets:                  $17 FP       $53 FP      $92 FP     $199 FP      $18 FP      $55 FP      $95 FP     $206 FP
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     VALUE LINE
                                                 SPECIAL SITUATIONS
                                                       FUND*
                                   ---------------------------------------------
          Hypotheticals              1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.
--------------------------------------------------------------------------------

If you surrender your
Contract at the end of the
applicable time period:             $72 SP      $108 SP     $137 SP     $250 SP
   You would pay the
   following expenses on
   a $1,000 investment,
   assuming 5% annual
   return on assets:                $72 FP      $118 FP     $167 FP     $252 FP
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your
Contract:                           $22 SP       $68 SP     $117 SP     $250 SP
   You would pay the
   following expenses on
   a $1,000 investment,
   assuming 5% annual
   return on assets:                $22 FP       $68 FP     $117 FP     $252 FP
--------------------------------------------------------------------------------

This expense comparison assumes that the expenses reported in the expense table on the foregoing page will be the expenses incurred during the periods shown in the comparison. It should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown above. The effect of the annual contract administration fee was calculated by: (a) dividing the total amount of such fees for the year ended December 31, 1997 by the total average net assets for such year; (b) adding this percentage to annual expenses; and (c) calculating the dollar amounts.


* Value Line Special Situations Fund is only available for allocation to Contractowners who purchased a Contract prior to December 1, 1988.

                         CONDENSED FINANCIAL INFORMATION


      The following condensed financial information is derived from the financial statements of the Separate Account, which were audited by Price Waterhouse LLP, independent accountants, for the years ended December 31, 1992 through 1997, and by other independent auditors for the prior periods listed. The data should be read in conjunction with the financial statements, related notes and other financial information from the Separate Account's 1997 Annual Report to Contractowners which are incorporated by reference into the Statement of Additional Information. A copy of the 1997 Annual Report to Contractowners and the Statement of Additional Information may be obtained by calling or writing to GIAC's Customer Service Office. The address and phone number appear on the first page of this Prospectus.


      Selected data for Accumulation Units of the Separate Account outstanding at the end of each period:


                                                                                   Year Ended December 31,
                                             ----------------------------------------------------------------------------------
                                                1997            1996           1995         1994          1993           1992
                                                ----            ----           ----         ----          ----           ----
TAX QUALIFIED
Accumulation Unit Value at
   Beginning of Period:
   The Guardian Park Avenue
       Fund                                 $106.976         $85.415        $64.239      $65.821       $55.266        $46.328
   Value Line Fund                            54.067          44.565         34.066       36.013        34.048         32.846
   Value Line Income Fund                     52.560          45.222         36.178       38.201        35.635         35.371
   Value Line Special Situations
       Fund                                   25.181          23.713         18.570       18.562        16.591         17.355
   Value Line Leveraged
     Growth Investors                         68.003          56.152         41.374       43.393        37.713         39.049
   Value Line US Gov't.
     Securities Fund                          40.899          39.744         35.074       39.653        36.473         34.650
   Value Line Cash Fund                       25.974          24.992         23.942       23.320        22.851         22.246
Accumulation Unit Value at
   End of Period:
   The Guardian Park Avenue
       Fund                                 $142.844        $106.976        $85.415      $64.239       $65.821        $55.266
   Value Line Fund                            65.096          54.067         44.565       34.066        36.013         34.048
   Value Line Income Fund                     61.697          52.560         45.222       36.178        38.201         35.635
   Value Line Special Situations
      Fund                                    32.938          25.181         23.713       18.570        18.562         16.591
   Value Line Leveraged Growth
       Investors                              83.359          68.003         56.152       41.374        43.393         37.713
   Value Line US Gov't.
       Securities Fund                        44.233          40.899         39.744       35.074        39.653         36.473
   Value Line Cash Fund                       27.034          25.974         24.992       23.942        23.320         22.851
Number of Accumulation Units
   Outstanding at End of Period:
   The Guardian Park Avenue
       Fund                                1,566,904       1,757,097      1,867,807    2,011,941     2,042,159      2,012,445
   Value Line Fund                           163,659         180,701        187,752      217,631       238,775        288,819
   Value Line Income Fund                    120,191         142,807        144,584      169,481       185,808        204,834
   Value Line Special Situations
      Fund                                    15,127          18,898         21,089       45,690        45,135         49,554
   Value Line Leveraged Growth
       Investors                              66,275          73,435         83,438       90,681       100,563         97,359
   Value Line US Gov't.
       Securities Fund                       240,263         321,926        398,208      466,099       624,392        692,476
   Value Line Cash Fund                      575,886         773,013        835,912      980,422     1,089,853      1,538,970

                                                          Year Ended December 31,
                                             --------------------------------------------------
                                                1991        1990          1989           1988
                                                ----        ----          ----           ----
TAX QUALIFIED
Accumulation Unit Value at
   Beginning of Period:
   The Guardian Park Avenue
       Fund                                  $34.615     $39.820       $32.519        $27.192
   Value Line Fund                            22.284      22.678        17.426         16.045
   Value Line Income Fund                     27.799      27.525        22.686         20.422
   Value Line Special Situations
       Fund                                   12.830      13.560        11.251         10.995
   Value Line Leveraged
     Growth Investors                         26.946      27.669        21.119         20.041
   Value Line US Gov't.
     Securities Fund                          30.060      27.520        24.822         23.222
   Value Line Cash Fund                       21.216      19.855        18.388         17.297
Accumulation Unit Value at
   End of Period:
   The Guardian Park Avenue
       Fund                                  $46.328     $34.615       $39.820        $32.519
   Value Line Fund                            32.846      22.284        22.678         17.426
   Value Line Income Fund                     35.371      27.799        27.525         22.686
   Value Line Special Situations
      Fund                                    17.355      12.830        13.560         11.251
   Value Line Leveraged Growth
       Investors                              39.049      26.946        27.669         21.119
   Value Line US Gov't.
       Securities Fund                        34.650      30.060        27.520         24.822
   Value Line Cash Fund                       22.246      21.216        19.855         18.388
Number of Accumulation Units
   Outstanding at End of Period:
   The Guardian Park Avenue
       Fund                                2,024,689   2,004,863     2,024,327      1,978,171
   Value Line Fund                           264,572     303,209       286,760        318,843
   Value Line Income Fund                    189,490     200,570       208,745        204,012
   Value Line Special Situations
      Fund                                    72,962      50,596        40,606         59,787
   Value Line Leveraged Growth
       Investors                             111,823     121,135       114,132        134,771
   Value Line US Gov't.
       Securities Fund                       740,018     657,866       652,888        606,594
   Value Line Cash Fund                    1,896,733   2,281,121     2,517,433      2,711,586


                                                                           Year Ended December 31,
                                            ----------------------------------------------------------------------------------
                                                1997           1996          1995         1994          1993          1992
                                                ----           ----          ----         ----          ----          ----
NON TAX QUALIFIED
Accumulation Unit Value at
   Beginning of Period:
   The Guardian Park Avenue
       Fund                                  $97.631        $77.954       $58.628      $60.071       $50.438       $42.281
   Value Line Fund                            46.559         38.376        29.335       31.012        29.320        28.285
   Value Line Income Fund                     49.503         42.592        34.074       35.980        33.563        33.314
   Value Line Special Situations
       Fund                                   25.060         23.599        18.480       18.472        16.511        17.271
   Value Line Leveraged Growth
       Investors                              67.908         56.074        41.316       43.332        37.660        38.995
   Value Line US Gov't.
       Securities Fund                        40.901         39.745        35.075       39.655        36.474        34.651
   Value Line Cash Fund                       25.974         24.992        23.942       23.320        22.851        22.246

Accumulation Unit Value at
   End of Period:
   The Guardian Park Avenue
       Fund                                 $130.366        $97.631       $77.954      $58.628       $60.071       $50.438
   Value Line Fund                            56.056         46.559        38.376       29.335        31.012        29.320
   Value Line Income Fund                     58.109         49.503        42.592       34.074        35.980        33.563
   Value Line Special Situations
       Fund                                   32.779         25.060        23.599       18.480        18.472        16.511
   Value Line Leveraged Growth
       Investors                              83.242         67.908        56.074       41.316        43.332        37.660
   Value Line US Gov't.
       Securities Fund                        44.234         40.901        39.745       35.075        39.655        36.474
   Value Line Cash Fund                       27.034         25.974        24.992       23.942        23.320        22.851

Number of Accumulation
   Units Outstanding at
   End of Period:
   The Guardian Park Avenue
       Fund                                      510            365           365        1,094           954         1,695
   Value Line Fund                             1,097          1,654         1,861        2,469         2,471         3,216
   Value Line Income Fund                         --            493           493          897         1,043         1,044
   Value Line Special Situations
       Fund                                      335            335           518          519           519           519
   Value Line Leveraged Growth
       Investors                                  66             66            66          251           251           252
   Value Line US Gov't.
       Securities Fund                            --             --           235          549         1,050         1,051
   Value Line Cash Fund                        2,638          3,802         4,676        6,884         7,530         8,932
                                                                  Year Ended December 31,
                                            --------------------------------------------------------
                                                1991           1990           1989          1988
                                                ----           ----           ----          ----
NON TAX QUALIFIED
Accumulation Unit Value at
   Beginning of Period:
   The Guardian Park Avenue
       Fund                                  $31.591        $36.342        $29.679       $24.817
   Value Line Fund                            19.189         19.528         15.006        13.817
   Value Line Income Fund                     26.182         25.924         21.367        19.234
   Value Line Special Situations
       Fund                                   12.767         13.494         11.197        10.942
   Value Line Leveraged Growth
       Investors                              26.908         27.630         21.090        20.013
   Value Line US Gov't.
       Securities Fund                        30.061         27.521         24.823        23.223
   Value Line Cash Fund                       21.216         19.855         18.388        17.297

Accumulation Unit Value at
   End of Period:
   The Guardian Park Avenue
       Fund                                  $42.281        $31.591        $36.342       $29.679
   Value Line Fund                            28.285         19.189         19.528        15.006
   Value Line Income Fund                     33.314         26.182         25.924        21.367
   Value Line Special Situations
       Fund                                   17.271         12.767         13.494        11.197
   Value Line Leveraged Growth
       Investors                              38.995         26.908         27.630        21.090
   Value Line US Gov't.
       Securities Fund                        34.651         30.061         27.521        24.823
   Value Line Cash Fund                       22.246         21.216         19.855        18.388

Number of Accumulation
   Units Outstanding at
   End of Period:
   The Guardian Park Avenue
       Fund                                    3,522          3,961          3,508         3,704
   Value Line Fund                             4,013          4,010          4,016         4,214
   Value Line Income Fund                      2,541          1,212          1,336         1,175
   Value Line Special Situations
       Fund                                      988            991            994         1,012
   Value Line Leveraged Growth
       Investors                                 962          2,003          1,904         2,071
   Value Line US Gov't.
       Securities Fund                         2,678          2,563          3,159         2,645
   Value Line Cash Fund                       10,943         14,981         18,633        19,822


The non-tax qualified Contracts have not been offered since 1981. The information furnished above relates to the units attributable to such Contracts sold prior to that date.

                            DESCRIPTIONS OF GIAC AND
                              THE SEPARATE ACCOUNT


      The Guardian Insurance & Annuity Company, Inc. ("GIAC"), a stock life insurance company incorporated in the state of Delaware in 1970, is the issuer of the Contracts offered by this Prospectus. GIAC is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia and had total assets (statutory basis) of over $7.9 billion as of December 31, 1997. GIAC's executive office is located at 201 Park Avenue South, New York, New York 10003, and the address of its Customer Service Office for these Contracts is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

      GIAC is wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 1997, Guardian Life had total assets (statutory basis) in excess of $14.0 billion. Guardian Life is not the issuer of the Contracts offered by this Prospectus and does not guarantee the benefits payable under the Contracts.


      GIAC's statutory basis financial statements appear in the Statement of Additional Information.

THE SEPARATE ACCOUNT

      GIAC established the The Guardian/Value Line Separate Account (the "Separate Account") in 1980 pursuant to the provisions of the Delaware Insurance Code. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of "Separate Account" under the Federal securities laws.

      The Separate Account has six Investment Divisions (which correspond to the six Funds) currently available for allocations of Net Premium Payments and Accumulation Values. A seventh Investment Division corresponds to the Value Line Special Situations Fund, which is only available for Net Premium Payments or Accumulation Value allocations by Contractowners who purchased a Contract prior to December 1, 1988. Each Investment Division invests in, and thereby reflects the investment performance of, a specific underlying Fund. GIAC owns all of the Fund shares allocated to each Investment Division but passes through to the Contractowners the voting rights in such shares.

      Each Investment Division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each Division's subdivision are credited to or charged against the assets held in that subdivision in accordance with the terms of each Contract, without regard to other income, capital gains or capital losses of the other subdivisions. Delaware insurance law provides that the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. (See "Federal Tax Matters.")

      Assets of the Separate Account attributable to the Contracts are invested in shares of one or more (up to a maximum of four or a maximum of three in addition to the Fixed-Rate Option) of the Funds selected by the Contractowner. The Funds do not assess any sales charge against premium payments invested under the Contracts. Transfers among the Investment Divisions may currently be effected without fee, penalty or other charge through proper transfer requests to GIAC's Customer Service Office in writing or by telephone. (See "Transfers of Contract Values.")

      All dividends and capital gains distributions received from a Fund are reinvested in such Fund shares at net asset value and retained as assets of the Separate Account through allocation to the applicable Investment Division. Fund shares will be redeemed by GIAC at their net asset value to the extent necessary to make annuity or other payments under the Contract.

                 DESCRIPTIONS OF THE VARIABLE INVESTMENT OPTIONS

The following Funds are currently available through the Separate Account:

      o The Guardian Park Avenue Fund ("GPAF")

            The principal investment objective of GPAF is long-term growth of capital. GPAF attempts to achieve this goal by investing in a diversified portfolio of common stocks or securities convertible into, or which carry the right to buy, common stocks. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.

      o Value Line Fund ("VLF")

            The primary investment objective of VLF is long-term growth of capital. Current income is a secondary objective. VLF invests substantially all of its assets in common stocks or securities convertible into common stock. In addition, interim investments in short-term debt securities may be made so as to receive a return on idle cash. It is the policy of VLF to purchase and hold securities which are believed to have potential for long-term capital appreciation.

      o Value Line Income Fund ("VLIF")

            The primary investment objective of VLIF is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective. VLIF invests substantially all of its assets in common stocks or securities convertible into common stock. VLIF purchases and holds securities which are believed to have potential for high income yield with capital growth. VLIF strives to earn a total return (net investment income plus capital appreciation) rather than income alone.

      o Value Line Leveraged Growth Investors ("VLLGI")

            Capital growth, to the extent attainable, is VLLGI's sole investment objective. No consideration is given to current income in the choice of investments. In pursuit of this objective, VLLGI will invest substantially all of its assets in common stocks or securities convertible into common stocks in any proportion deemed appropriate by VLLGI subject to certain restrictions. It is the policy of VLLGI to purchase and hold securities which are believed to have potential for long-term capital appreciation.

      o Value Line Cash Fund ("VLCF")

            VLCF's investment objective is to seek as high a level of income as is consistent with preservation of capital and liquidity. VLCF invests only in high-quality, short-term money market instruments (those with remaining maturities of 13 months or less) and concentrates its investments in U.S. Government securities, bank obligations and commercial paper. To minimize the effect of changing interest rates on the net asset value of its shares, VLCF intends to keep the average maturity of its holdings to less than 90 days.

      o Value Line U.S. Government Securities Fund ("VLUSGSF")

            The primary objective of VLUSGSF is to obtain maximum income without undue risk of principal. Capital preservation and possible capital appreciation are secondary objectives. To attain its primary objective, VLUSGSF will invest at least 80% of the value of its net assets in issues of the U.S. Government and its agencies and instrumentalities. While emphasis is on income, careful consideration is given to security of principal, marketability and diversification.

      The Value Line Special Situations Fund ("VLSSF") is only available for Net Premium Payments and Contract value allocations by those who purchased a Contract prior to December 1, 1988. The primary investment objective of VLSSF is long-term growth of capital. No consideration is given to current income in the choice of investments. VLSSF invests substantially all of its assets in common stocks or securities convertible into common stocks. Interim investments in short-term debt securities may be made. VLSSF purchases and holds securities which are believed to have potential for long-term capital appreciation. With broad diversification, careful analysis and continuing supervision of the portfolio, VLSSF believes that "special situations" investing can be rewarding to those who can afford the risk of wider than average price fluctuations and are able to hold for a period of years without substantial current income from their investment.

      The investment manager and principal underwriter of GPAF is Guardian Investor Services Corporation(R) ("GISC"), a wholly owned subsidiary of GIAC. The investment manager of VLF, VLIF, VLSSF, VLLGI, VLCF and VLUSGSF is Value Line, Inc., and their principal underwriter, Value Line Securities, Inc., is an affiliate of Value Line, Inc.

      GIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Fund shares held by any Separate Account Investment Division. GIAC reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund, subject to the approval of the Securities and Exchange Commission, or of another registered open-end management investment company, if the shares of a Fund are no longer available for investment, or, if in GIAC's judgment, it has become inappropriate to continue investing in such Fund's shares. To the extent required by the 1940 Act, substitutions of shares attributable to a Contractowner's interest in a Separate Account Investment Division will not be made until the Contractowner has been notified of the change.

      The investments of each Fund are subject to the risks of changing economic conditions and the ability of the Fund's management to anticipate such changes. There can be no assurance that any of the Funds' investment objectives will be achieved. All dividends and capital gain distributions from the Funds are automatically reinvested in shares of the distributing Fund at their net asset value. A more detailed description of each Fund, its investment objectives, policies and asset charges may be found in the accompanying prospectus of the particular Fund. Read each prospectus carefully before investing.

                      DESCRIPTION OF THE FIXED-RATE OPTION

      That portion of each Contract which relates to the Fixed-Rate Option, described below, is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed-Rate Option is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed-Rate Option nor any interests therein are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. However, the following disclosure about the Fixed-Rate Option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The Fixed-Rate Option may not be available for allocation in all states in which the Contracts are offered.

      Each Contract permits the Contractowner to direct all or part of any Net Premium Payment for his or her Contract to the Fixed-Rate Option. GIAC guarantees that amounts invested under the Fixed-Rate Option will accrue interest daily at an effective annual rate of at least 3.5% (the "guaranteed minimum interest rate"). GIAC may also credit interest at a rate in excess of 3.5% (the "excess interest rate") but is under no obligation to do so. Any excess interest rate will be determined in the sole discretion of GIAC and may be changed by GIAC from time to time and without notice. The Contractowner assumes the risk that interest credited on the portion of the accumulation value in the Fixed-Rate Option may not exceed the guaranteed minimum interest rate (3.5%) for any given year.

      There is no specific formula for the determination of an excess interest rate. Some of the factors that GIAC may consider in determining whether to credit excess interest to amounts allocated to the Fixed-Rate Option, and in determining the rate of such excess interest, are general economic trends, rates of return currently available and anticipated on GIAC's general account investments, regulatory and tax requirements and competitive factors. GIAC is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors of GIAC has set no limitations.

      The amounts credited to the Fixed-Rate Option become part of the general assets of GIAC and are segregated from those allocated to any separate account of GIAC. GIAC invests the assets of the Fixed-Rate Option in those assets chosen by GIAC and allowed by applicable law. The allocation of any amounts to the Fixed-Rate Option does not entitle a Contractowner to share in the investment experience of those assets.

      The interest rate initially credited to Contract payments or transfers allocated to the Fixed-Rate Option will be the rate in effect on the date such amounts are so allocated. Each such payment or transfer will continue to receive the rate of interest initially credited until the next Contract Anniversary Date. On the Contract Anniversary Date, all payments and transfers allocated to the Fixed-Rate Option during the prior Contract year together with all interest earnings and amounts previously allocated by the Contractowner to the Fixed-Rate Option will be credited with the rate of interest in effect on that date (the "renewal rate"). Such renewal rate will be guaranteed with respect to these amounts until the next Contract Anniversary Date.

      If the renewal rate credited to amounts held in the Fixed-Rate Option on any Contract Anniversary Date (a) is more than three (3) percentage points below the interest rate credited for the immediately preceding Contract year, or (b) falls below the minimum "bailout rate" specified in the Contract (where approved by the applicable state insurance departments), the Contractowner may withdraw all or a portion of the amount which has been held in the Fixed-Rate Option for one year or more without the imposition of a contingent deferred sales charge and without the application of the usual ordering rules pertaining to surrenders and partial withdrawals whereby all Variable Accumulation Units are cancelled prior to the cancellation of any Fixed Accumulation Units. If the new interest rate credited under the Contract does fall more than three (3) percentage points below the immediately preceding rate, a Contractowner may withdraw such amounts from the Fixed-Rate Option by submitting a written request for such withdrawal to GIAC at its Customer Service Office. Such written request must be received by GIAC within 60 days of the Contract Anniversary Date in order to obtain a withdrawal under the terms described in this paragraph. (See "Federal Tax Matters.")

      During the period up to 30 days prior to the Retirement Date, the Contractowner may transfer all or part of the Contract value of his or her Contract attributable to any Investment Division to another Investment Division or to the Fixed-Rate Option subject to any applicable restrictions as set forth under "Transfers of Contract Values."

      The Fixed-Rate Option will not be maintained after the Contractowner's Retirement Date. Any accumulation value in the Fixed-Rate Option on the Retirement Date will be applied to the annuity payout option elected by the Contractowner. Certain restrictions apply to transfers out of the Fixed-Rate Option. (See "Transfers of Contract Values.")

                          DESCRIPTIONS OF THE CONTRACTS

      This section of the Prospectus is intended to provide an overview of the more significant provisions of the Contracts. The information included in this section generally describes, among other things, the benefits, charges, rights and privileges under the Contracts. These descriptions are qualified by reference to a specimen of the Contracts which has been filed as an exhibit to the registration statement for the Separate Account. The provisions of the Contracts may vary slightly from state to state due to variations in state regulatory requirements.

      The variable annuity payments provided by the Contracts are funded through investments in the Separate Account. Information regarding the Separate Account and its Investment Divisions is contained in the sections entitled "Descriptions of GIAC and the Separate Account," "Descriptions of the Variable Investment Options," and in the current prospectuses for each of the Variable Investment Options.

GENERAL INFORMATION

      The Contracts are only offered on the lives of individual annuitants. Two types of Contracts are currently available: a Single Premium Payment Contract and a Flexible Premium Payment Contract. These Contracts are only available for purchase under retirement plans which qualify for special Federal income tax treatment ("qualified Contracts"). These Contracts have not been offered under circumstances that do not qualify for special Federal income tax treatment ("non-qualified Contracts") since September 25, 1981. (See "Federal Tax Matters.")

      A minimum premium payment of $3,000 is required under Single Premium Payment Contracts. A minimum initial purchase payment of $500 is required under Flexible Premium Payment Contracts with additional payments of at least $100 accepted. However, if the Flexible Premium Payment Contract is purchased by, or in connection with, an employer payroll deduction plan, the minimum amount GIAC will accept as a premium payment is $50 per Contract. The aggregate of flexible premium payments made in any Contract year after the first may not exceed ten
(10) times the amount of the premium payments made in the first Contract year or $100,000, whichever is less, without the written consent of GIAC.

METHOD OF PURCHASE

      To purchase a Contract a complete application and initial premium payment must be sent to The Guardian Insurance & Annuity Company, Inc., Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002. Registered, certified or express mail should be sent to such office at 3900 Burgess Place, Bethlehem, Pennsylvania 18017. If the application is acceptable to GIAC in the form received, the initial purchase payment will be credited within two (2) business days after receipt. If the initial purchase payment cannot be credited within five (5) business days after receipt by GIAC because the application is incomplete, GIAC will promptly return the payment and application to the applicant. Acceptance is subject to GIAC's rules and GIAC reserves the right to reject any application or initial purchase payment.

      After issuance of the Contract, premium payments received by GIAC at its Customer Service Office prior to the close of GIAC's business day will normally be credited to the Contract on that day. Premium payments received on a non-business day or after the close of GIAC's business day will normally be credited on the first business day following receipt.

CHARGES AND DEDUCTIONS

      Charges and deductions under the Contracts are made for GIAC's assumption of mortality and expense risk and administrative expenses, for any applicable premium taxes and, where applicable, charges (or credits) to the non-tax qualified subdivisions of the Separate Account for Federal income taxes, if any. Although no deduction for a sales charge is made from premium payments, a contingent deferred sales charge will be assessed upon certain Contract surrenders or partial withdrawals. The amount of this latter charge is based on the type of Contract involved. The following describes each charge and deduction made under the Contracts:

      Mortality and Expense Risk Deduction: The mortality risk assumed by GIAC arises from its promise to pay death benefit proceeds and from its contractual obligation to make Annuity Payments to each Annuitant regardless of how long he or she lives and regardless of how long all Annuitants as a group live. This assures each Annuitant that neither his or her own longevity nor an improvement in life expectancy generally will have an adverse effect on the Annuity Payments he or she will receive under a Contract and relieves the Annuitant from the risk that he or she will outlive the amounts actually accumulated for retirement. The expense risk assumed by GIAC arises from the possibility that the amounts deducted for sales and administrative expenses may be insufficient to cover the actual cost of such items.

      GIAC makes a daily charge of .000027 of the value of the assets of each subdivision of the Separate Account (1.0% on an annual basis consisting of approximately .65% for mortality risks and approximately .35% for expense risks) to compensate it for the assumption of these risks. If this charge is insufficient to cover the actual cost of these risks, the loss will fall on GIAC. Conversely, if the charge proves more than sufficient, any excess may be retained by GIAC for profit or use by it to meet any operational expense, including that of distribution of the Contracts.

      Variable annuity payments reflect the investment performance of the underlying Funds but are not affected by changes in actual mortality experience or by expenses incurred by GIAC in excess of the expense deductions provided for in each Contract.


      Other Charges Applicable to the Funds: The net asset value per share of each of the Funds reflects investment advisory fees and certain general operating expenses paid by the Funds. Each of the Funds pay the following annual investment advisory fee to its respective investment adviser as a percentage of each such Fund's average daily net assets: Guardian Park Avenue Fund 0.50%; Value Line Fund 0.66%; Value Line Income Fund 0.68%; Value Line Leveraged Growth Investors 0.75%; Value Line Cash Fund 0.40%; Value Line U.S. Government Securities Fund 0.50%; and Value Line Special Situations Fund 0.75%.


      Annual Contract Administration Fee: On each Contract Anniversary Date on or before the Retirement Date, GIAC deducts a Contract administration fee of $30 from Single Premium Payment Contracts and $35 from Flexible Premium Payment Contracts by cancelling Accumulation Units which are equal in value to the fee. This fee is deducted from the Variable Investment Options and the Fixed-Rate Option on a pro-rata basis in the same proportion as the percentage of the Contract's Accumulation Value attributable to each Variable Investment Option and the Fixed-Rate Option. GIAC deducts the Contract administration fee if a Contract is surrendered before the Contract Anniversary Date. This fee is designed to reimburse GIAC for its actual expenses incurred in administering the Contracts and it is not expected to result in a profit. GIAC will not increase the Contract administration fee.

      Premium Taxes: Premium taxes ranging from approximately 0.5% to 3.5% are currently imposed by certain states and municipalities on payments made under the Contracts. For those Contracts subject to a premium tax, the tax will be deducted either from Contract premium payments or on the Retirement Date, as determined in accordance with applicable law.

      Contingent Deferred Sales Charge: GIAC makes no separate sales charge assessment in connection with the purchase of a Contract or subsequent premium payments under a Flexible Premium Payment Contract. However, a contingent deferred sales charge ("CDSC") is imposed on certain surrenders or partial withdrawals to cover certain expenses incurred in the sale of the Contracts, including commissions to registered representatives and various promotional expenses. The CDSC and the time periods for which it applies differ depending upon the type of Contract purchased. In no event, however, will the CDSC ever exceed, in the aggregate, 9% of the premium payments.

      In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first six Contract years measured from the date of issue:

                 Contract Year                    Charge

                       1............................5%
                       2............................5%
                       3............................4%
                       4............................3%
                       5............................2%
                       6............................1%
                       7 and thereafter.............0%

However, in any Contract year after the first and when a CDSC is applicable, 10% of the amount of the single premium payment can be withdrawn without application of the CDSC. Such withdrawals may, however, be subject to penalty taxes and/or mandatory federal income tax withholding. (See "Federal Tax Matters.") The maximum amount to which this charge may be applied cannot exceed the single premium payment.

      In connection with Flexible Premium Payment Contracts, the CDSC will be the lesser of (a) 5% of the total premiums paid during the 72 months immediately preceding the date of withdrawal, or (b) 5% of the amount being withdrawn. However, in any Contract year after the first and when a CDSC is applicable, 10% of the total premiums paid under the Contract in the last 72 months immediately preceding the date of withdrawal can be withdrawn without application of the CDSC. Such withdrawals may, however, be subject to penalty taxes and/or mandatory federal income tax withholding. (See "Federal Tax Matters.") The maximum amount of the CDSC during the 72 months immediately preceding the date of withdrawal will never exceed 5% of the total of premiums paid during such period.

PRE-RETIREMENT DEATH BENEFIT

      Upon the death of the Annuitant on or before the Retirement Date an amount equal to the Accumulation Value of the Contract (the current value of Accumulation Units credited) as of the end of the Valuation Period during which GIAC receives due proof of the death will be available for payment to the Beneficiary promptly after proof of death is received by GIAC. (Under certain circumstances, the Beneficiary may also choose to receive payments pursuant to one of the payout options described under "Annuity Payout Options.") However, if death occurs before the Annuitant reaches age 75 and before the Retirement Date, the death benefit cannot be less than the total of all payments made under such Contract, less a reduction for any prior redemptions and any charges assessed in connection with those transactions. The Contractowner may designate a Beneficiary and may change such designation at any time before Annuity Payments begin.

ACCUMULATION PERIOD

      Allocation of Net Premium Payment: The initial Net Premium Payment is used to purchase Accumulation Units in the Investment Divisions or the Fixed-Rate Option, as selected by the Contractowner, at the unit values next computed following GIAC's decision to issue the Contract. Any subsequent payments will be allocated among the underlying Contract options initially selected, or pursuant to new allocation instructions which have been submitted in writing to GIAC at its Customer Service Office. A Contractowner may allocate Net Premium Payments among up to four of the Variable Investment Options or, if available to the Contractowner, the Fixed-Rate Option and three Variable Investment Options.

      Crediting Accumulation Units Under the Contract: Variable Accumulation Units represent the interests in the Variable Investment Options and Fixed Accumulation Units represent the interests in the Fixed-Rate Option. The total number of Accumulation Units to be credited to a Contractowner's account is the sum of the portion of the Net Premium Payment allocated to each option divided by the Accumulation Unit value of each such option as next computed following receipt of the payment by GIAC. The number of Accumulation Units will not change because of a subsequent change in the value of the unit, but the dollar value of Accumulation Units will vary to reflect the investment experience of the Variable Investment Options and interest credited to the Fixed-Rate Option.

      Accumulation Value: The value of the Contractowner's account within any particular Variable Investment Option or the Fixed-Rate Option is determined by multiplying the number of Accumulation Units credited to the account by the applicable current Accumulation Unit value.

      Value of an Accumulation Unit: The value of an Accumulation Unit is determined by using one of two methods, depending upon whether it relates to a Variable Investment Option or the Fixed-Rate Option. With respect to a Variable Investment Option, the value of a Variable Accumulation Unit is determined by multiplying the value of such Variable Accumulation Unit as of the end of the immediately preceding Valuation Period by the net investment factor (described below) for the current Valuation Period. With respect to the Fixed-Rate Option, the value of a Fixed Accumulation Unit is determined by adding the interest credited on such Fixed Accumulation Unit since the end of the immediately preceding Valuation Period to the value of such unit as of the end of such Valuation Period.

      Net Investment Factor: The net investment factor is a measure of the investment performance of each Variable Investment Option. For any particular Valuation Period, the net investment factor is determined by:

            (1) Adding the net asset value of a Fund share as determined at the end of such Valuation Period to the per share amount of any dividend and other distribution made by the Fund during the period, and

            (2) Dividing by the net asset value of the particular Fund share calculated as of the end of the immediately preceding valuation period, and

            (3) Subtracting from the above result any applicable taxes and the mortality and expense risk charge.

ANNUITY PERIOD

      Retirement Date: Annuity Payments under the Contracts will begin on the Retirement Date, which is the first day of the calendar month and year selected by the Contractowner. This date cannot be later than the Annuitant's 85th birthday, except where otherwise agreed to by GIAC. The Retirement Date may also be determined by the retirement plan under which the Contract is issued.

      Annuity Payments: Annuity Payments will be determined on the basis of (a) the table specified in the Contract which reflects the nearest age and sex of the Annuitant(s), (b) the Annuity Payout Option selected, and (c) the performance of the Variable Investment Options selected. The amount of Annuity Payments will not be affected by the longevity of Annuitants generally or any increase in the expenses of GIAC in excess of the charges specified in the Contract. The Annuitant receives the value of a fixed number of Annuity Units each month. For the Variable Investment Options, the value of an Annuity Unit will reflect the investment experience of the amounts allocated to the Variable Investment Options, and the amount of each Annuity Payment will vary accordingly.

      The decision of the U.S. Supreme Court in Arizona Governing Committee v. Norris can be interpreted to require all employer-related plans to use sex-neutral annuity rate tables in calculating annuity purchase rates. In order to accommodate employer-related plans funded by the Contracts, sex-neutral annuity rate tables have been developed. Contracts that are not purchased in connection with employer-related plans use sex-distinct annuity rate tables except where prohibited by state law. Contracts offered by this Prospectus to residents of such states will have Contract benefits which are based on sex-neutral annuity rate tables.

      Annuity Payout Options: The Contractowner and, under certain circumstances, the Beneficiary, may elect to have Annuity Payments made under any one of the Annuity Payout Options specified in the Contracts and described below. A change of Annuity Payout Option is only permitted prior to the Retirement Date. In the absence of an election, Annuity Payments will be made in accordance with the annuity form known as "Option 2 -- Life Annuity with 120 Monthly Payments Certain" (see below). Annuity Payments will be made monthly except that (a) proceeds of less than $2,000 will be paid in a single sum and
(b) the schedule of monthly installment payments may be changed to avoid payments of less than $20. The Annuity Payout Options currently available under the Contracts are as follows:

            Option 1 -- Life Annuity Payments: An Annuity Payment made monthly during the lifetime of the Annuitant which terminates with the last monthly payment preceding the death of the Annuitant. Option 1 offers the maximum level of monthly payments, since there is no guarantee of a minimum number of payments or provision for a death benefit for Beneficiaries. It would be possible under Option 1 for the Annuitant to receive only one Annuity Payment if he or she died before the due date of the second Annuity Payment, two such payments if he or she died before the third Annuity Payment date, and so on.

            Option 2 -- Life Annuity with 120 Monthly Payments Certain: An Annuity Payment made monthly during the lifetime of the Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120 months, Annuity Payments will be continued during the remainder of such period to the Beneficiary designated by the Contractowner. The Beneficiary at any time may elect to redeem in whole or in part the commuted value of the current dollar amount of the then remaining number of certain Annuity Payments. If the Beneficiary dies while receiving Annuity Payments, the present value of the current dollar amount of the remaining number of certain Annuity Payments shall be paid in one sum to the estate of the Beneficiary.

            Option 3 -- Joint and Two-Thirds Survivor Annuity Payments: An Annuity Payment made monthly during the joint lifetimes of the Annuitant and a designated second person and continuing during the lifetime of the survivor in a reduced amount which reflects two-thirds of the number of Annuity Units in effect when both persons were alive. It would be possible under Option 3 for the Annuitant and the designated second person to receive only one Annuity Payment if both died before the date of the second Annuity Payment, two such payments if both died before the third annuity payment date, and so on.

SURRENDERS AND PARTIAL WITHDRAWALS

      During the Accumulation Period, the Contractowner may redeem the Contract in whole (known as a surrender) or in part (known as a partial withdrawal). Surrenders and partial withdrawals must be requested in writing in a form acceptable to GIAC. If the request is for surrender of the Contract, said request must be accompanied by the Contract (or an acceptable affidavit of loss) in order to be deemed a proper written request. GIAC will not process a request for a surrender prior to the receipt of the Contract (or an acceptable affidavit of loss) at its Customer Service Office. GIAC will not honor a request for a surrender or partial withdrawal after the Retirement Date.

      If a surrender or partial withdrawal is made in the first six (6) Contract years, the contingent deferred sales charge may be imposed (see "Contingent Deferred Sales Charge").

      Surrenders or partial withdrawals may also be subject to penalty taxes (see "Federal Tax Matters"). No contingent deferred sales charge will be imposed and the ordering rules will not apply if amounts are withdrawn directly from the Fixed-Rate Option in accordance with the bailout provision described in the section entitled "Description of the Fixed-Rate Option" because the renewal rate credited on the Contract Anniversary Date is set at a rate more than three (3) percentage points below the interest rate credited for the immediately preceding Contract year. In addition, after the first Contract year, 10% of the amount of the single premium payment with respect to Single Premium Payment Contracts, and 10% of the total premiums paid in the last 72 months immediately preceding the date of withdrawal with respect to Flexible Premium Payment Contracts, can be withdrawn without application of the contingent deferred sales charge.

      The Accumulation Value on a given day is equal to the sum of the value of the Variable Accumulation Units and any Fixed Accumulation Units under the Contract. A surrender or partial withdrawal is effected by cancelling Accumulation Units which have an aggregate value equal to the dollar amount of the requested surrender or partial withdrawal as of the Valuation Period on or next following the date a proper written request for surrender or partial withdrawal is received by GIAC at its Customer Service Office. If applicable, the annual Contract administration fee and any contingent deferred sales charge will be deducted from the surrender proceeds or the remaining Accumulation Value by the cancellation of additional Accumulation Units.

      In connection with a surrender or partial withdrawal, GIAC will cancel all Variable Accumulation Units before it cancels any Fixed Accumulation Units (see "The Fixed-Rate Option"). Cancellation of the Variable Accumulation Units will be on a pro rata basis reflecting the existing distribution of the Variable Accumulation Units, unless instructed to the contrary by the Contractowner.

      Payment of a surrender or partial withdrawal will ordinarily be made within seven (7) days after the date a proper written request is received by GIAC at its Customer Service Office. When permitted by law, GIAC may delay the payment of any surrender or partial withdrawal for up to six (6) months after receipt of such request. GIAC can also delay the payment if the Contract is being contested and may postpone the calculation or payment of any Contract benefit or transfer of amounts based on investment performance of the Investment Divisions if: (a) the New York Stock Exchange is closed for trading or trading has been suspended: or (b) the Securities and Exchange Commission ("SEC") restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable. GIAC also reserves the right to defer the payment of amounts withdrawn from the Fixed-Rate Option for a period not to exceed six (6) months from the date proper request for such withdrawal is received by GIAC.

      The Contractowner may request a partial withdrawal of the Contract value provided such partial withdrawal does not result in reducing the Contract value to less than $500 on the date of the partial withdrawal for an Individual Single Premium Payment Contract or $250 on the date of the partial withdrawal for an Individual Flexible Premium Payment Contract. If a partial withdrawal request would result in any such reduction, GIAC will redeem the total Accumulation Value and pay the remaining balance to the Contractowner. Such involuntary surrender would be subject to the contingent deferred sales charge if surrender of the Contract occurred within the time period for which this charge applied. (See "Contingent Deferred Sales Charge.")

TRANSFERS OF CONTRACT VALUES

      Subject to the conditions described below and to the terms of any applicable retirement plan, transfers among the Contract's Variable Investment Options are permitted both before and after the Retirement Date. No charge is presently made by GIAC for implementing any transfer. Nevertheless, Contractowners who contemplate requesting a transfer should carefully consider their annuity objectives and the investment objectives of the Funds involved in the proposed transfer before choosing to request a transfer. Frequent transfers may be inconsistent with the long-term objectives of the Contracts.

      GIAC will implement transfers pursuant to proper written or telephone instructions which specify in sufficient detail the requested changes. Proper transfer requests received by GIAC at its Customer Service Office prior to 3:30 p.m. Eastern time on a business day will normally be effected as of the end of that day. GIAC reserves the right to limit the frequency of transfers to not more than once every 30 days. Contractowners may be invested in a maximum of four Variable Investment Options or in the Fixed-Rate Option and any three Variable Investment Options under the Contract at any given time.

      A telephone authorization form, properly completed by the Contractowner, must be on file at GIAC's Customer Service Office before telephone transfer instructions will be honored by GIAC. If the proper authorization is on file at GIAC's Customer Service Office, telephone transfer instructions may be made by calling toll-free 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. (Eastern time) on days when GIAC is open for business. Each telephone transfer request must include a precise identification of the Contract and the Contractowner's Personal Security Code. GIAC may accept telephone transfer requests from any caller who properly identifies the Contract number and Personal Security Code. The Funds, GISC, and GIAC shall not be liable for any loss, damage, cost or expense resulting from following telephone transfer instructions reasonably believed by such parties to be genuine. Contractowners risk possible loss of principal, interest and capital appreciation in the event of fraudulent telephone transfers. All or part of any telephone conversation relating to transfer instructions may be recorded by GIAC without prior disclosure.

      Telephone instructions apply only to previously invested monies and do not change the allocation instructions for any future Net Premiums paid under the Contract. Allocations of future Net Premium Payments can only be changed by proper written request.

      During periods of drastic economic or market changes, it may be difficult to contact GIAC to request a telephone transfer. At such times, requests may be made by regular or express mail and will be processed at the Accumulation Unit Value on the date of receipt pursuant to the terms and restrictions described in this "Transfers of Contract Values" section.

      GIAC reserves the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

      Up until 30 days before the Retirement Date, the Contractowner may transfer all or part of the value of his or her Variable Investment Options to another or other Variable Investment Options or to the Fixed-Rate Option.

      After the Retirement Date, a Contractowner may also transfer all or a part of the Annuity value from one or more Variable Investment Options to another or other Variable Investment Options. However, such transfers may be made only once per Contract year. Any such transfer will be effected at the next Annuity Unit value calculated after receipt of proper transfer instructions by GIAC at its Customer Service Office. No transfers into or out of the Fixed-Rate Option are permitted following the Retirement Date.

      Prior to the Retirement Date, each transfer between the Contract's Variable Investment Options will be based upon the appropriate Accumulation Unit values as of the valuation date coincident with or next following the date proper transfer instructions are received by GIAC at its Customer Service Office. Where such transfer is requested after the Retirement Date, the number of old Annuity Units will be changed to reflect the new number of Annuity Units based upon their respective values on December 31st next following the receipt of proper instructions by GIAC.

      During the period up to 30 days prior to the Retirement Date, the Contractowner may transfer all or a portion of the Accumulation Units credited under the Contract among the Variable Investment

Options and the Fixed-Rate Option, subject to certain conditions set forth below. A Contractowner may transfer amounts from the Fixed-Rate Option to any Variable Investment Option once each Contract year and only during the 30-day period beginning on the Contract Anniversary Date. If any accumulation value remains in the Fixed-Rate Option, amounts may be transferred to no more than three Variable Investment Options. The maximum amount which may currently be transferred out of the Fixed-Rate Option each year is the greater of: (a) 33 1/3% of the amount in the Fixed-Rate Option as of the applicable Contract Anniversary Date or (b) $2,500. Transfer requests received within the 30-day period beginning on the Contract Anniversary Date will be effected as of the end of the business day on which the request is received. These limits are subject to change in the future.

      GIAC may postpone requested transfers of all or part of the Contract value under certain circumstances. See "Surrenders and Partial Withdrawals."

OTHER IMPORTANT CONTRACT INFORMATION

      Assignment: Assignment of interest under the Contracts is prohibited when the Contracts are used in connection with Keogh plans, any retirement plans contemplated by Section 408 of the Code and any corporate retirement plan unless the Contractowner is not the Annuitant or the Annuitant's employer. An assignment of the Contract may be treated as a taxable distribution to the Contractowner. (See "Federal Tax Matters.")

      Reports: GIAC will send to each Contractowner, at least semi-annually, a report containing such information as may be required by applicable laws, rules and regulations. In addition, a statement will be provided at least annually as to the number of Accumulation Units and the value of such Accumulation Units under the Contract.

      Contractowner Inquiries: A Contractowner may direct inquiries to the individual who sold him or her the Contract or may call 1-800-221-3253 or write directly to: The Guardian Insurance & Annuity Company, Inc., P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

                               FEDERAL TAX MATTERS

GENERAL INFORMATION

      The operations of the Separate Account form a part of, and are taxed with GIAC's operations under the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulation and Annuity Unit values. Thus, investment income and realized net capital gains are automatically applied to increase reserves under the Contract. GIAC believes that investment income and capital gains attributable to the Separate Account are taxed under existing Federal income tax law but are offset by deductible reserve increases. Accordingly, GIAC does not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, GIAC does not currently make provisions for any such taxes. However, if changes in the Federal tax laws, or interpretations thereof, result in GIAC incurring a tax liability on income or gains attributable to the Separate Account or certain types of variable annuity contracts, then GIAC may impose a charge against the Separate Account (with respect to some or all Contracts) to pay such taxes.

      Since September 25, 1981, the Contracts described in this Prospectus have only been offered under certain retirement plans which qualify for Federal income tax benefits under the Code. On that date, GIAC ceased offering these Contracts to purchasers as non-tax qualified variable annuities in light of Revenue Ruling 81-225 issued by the Internal Revenue Service ("IRS"). That IRS Ruling described situations in which certain Contractowners of annuities invested in mutual fund shares would be considered the owners of the shares and any earnings and gains from the shares would be required to be currently included in the gross income of such Contractowners. Under the principles of Revenue Ruling 81-225, each Contractowner of a non-qualified Contract described in this Prospectus would be treated as the owner of the Fund shares that are the underlying investment for his or her interest in the Separate Account. All of the Funds' investment earnings and realized long-term capital gains that are received by GIAC would be considered to be taxable earnings of the individual Contractowners. GIAC would not be liable for any income taxes on these investment earnings and long-term capital gains. GIAC would also be required to report to both the Contractowner and the IRS those portions of dividend and capital gains income that are to be reported by such Contractowner in his or her annual income tax return. The dividend and capital gains income would, for tax purposes, be reinvested in the Separate Account and considered part of the Contractowner's cost basis.

QUALIFIED CONTRACTS


      Generally, increases in the value of amounts under a Contract purchased in connection with a retirement plan qualifying for favorable tax treatment under the Code are not taxable until benefits are received. However, the rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, this Prospectus does not attempt to provide more than general information about the use of the Contracts with these various types of plans. Contractowners, Annuitants, and Beneficiaries under qualified plans should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated into GIAC's Contract administration procedures. Contractowners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

      For qualified plans under Section 401(a), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant) reaches age 70 1/2.


      Following are brief descriptions of the various types of plans with which the Contracts described in this Prospectus may be used:


      Individual Retirement Accounts: Sections 219 and 408 of the Code permit individuals to contribute to an individual retirement program known as an "Individual Retirement Account" or "IRA." IRA contributions are generally limited each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax.

Individuals who purchase Contracts for use with an IRA will receive, in addition to this Prospectus and a copy of the Contract, a brochure containing information about eligibility, contribution limits, tax consequences and other particulars concerning IRAs. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.


      Simplified Employee Pension (SEP) IRAs: Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

      Corporate Pension and Profit-Sharing Plans: Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract.

      The following rules generally apply to distributions from Contracts purchased in connection with the plans discussed above:


      That portion of any contribution under a Contract made by or on behalf of an individual (typically an employee) which is not excluded from his or her gross income (generally, the individual's own nondeductible contribution) constitutes his or her "investment in the contract." If a distribution is made in the form of annuity payments, the investment in the contract (adjusted for certain refund provisions) divided by the Annuitant's life expectancy (or other period for which annuity payments are expected to be made) constitutes a tax-free return of capital each year. The entire distribution will be fully taxable once the Annuitant (or other appropriate payee) is deemed to have recovered the dollar amount of the investment in the Contract. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. For Contracts issued in connection with qualified plans, the investment in the contract can be zero.

      If a surrender of or partial withdrawal from a Contract held in connection with a Section 401(a) plan is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump-sum distribution" treatment. Otherwise, the amount by which the payment exceeds the "investment in the contract" (adjusted for any prior partial withdrawal) will generally be taxed as ordinary income in the year of receipt, unless it is validly "rolled over" into an IRA or another qualified plan.


      A penalty tax of 10% will be imposed on the taxable portion of surrenders or partial withdrawals from all qualified Contracts, except under circumstances similar to those relating to non-qualified Contracts (see above). Other adverse tax consequences may result if distributions do not conform to specified commencement and minimum distribution rules, or if aggregate distributions exceed a specified annual amount, and in other circumstances. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

      The taxation of benefits payable upon an employee's death to his or her Beneficiary generally follows these same principles, subject to a variety of special rules. In particular, tax on death benefits to be paid as a lump sum under a non-qualified Contract may be deferred if, within 60 days after the lump sum becomes payable, the Beneficiary instead elects to receive annuity payments.

      Distributions from Contracts generally are subject to withholding for the Contractowner's federal income tax liability. The withholding rate varies according to the type of distribution and the Contractowner's tax status. The Contractowner will be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Contractowner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


OTHER TAX CONSIDERATIONS

      Because of the complexity of the Federal tax law, and the fact that tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating the purchase of a Contract or the exercise of the various elections under the Contract. It should be understood that the above discussion concerning the Federal income tax consequences of owning a Contract are not an exhaustive discussion of all tax questions that might arise under the Contracts and that special rules exist in the Code with respect to situations not discussed here. No representation is made regarding the likelihood of the continuation of current Federal tax laws or interpretations thereof by the IRS. No attempt has been made to consider any applicable state or other tax laws except with respect to the imposition of any premium taxes.

      GIAC does not make any guarantee regarding the tax status of any Contract and the above tax discussion is not intended as tax advice.

                                  VOTING RIGHTS

      Proxy materials in connection with any shareholder meeting of a particular Fund will be delivered to each Contractowner who has allocated Contract values to that Fund through the corresponding Investment Division as of the record date for voting at such meeting. Such proxy materials will include an appropriate form which may be used to give voting instructions. GIAC will vote Fund shares held in the applicable Investment Division in accordance with instructions received from Contractowners having an interest in such Fund shares. Fund shares attributable to Contractowner interests as to which no timely voting instructions are received will be voted by GIAC in proportion to the voting instructions received from all persons in a timely manner.

      Prior to the Retirement Date, the person having the voting interest under a Contract shall be the Contractowner. The number of shares held in the Investment Division which are attributable to a Contract is determined by dividing the Contractowner's interest in each subdivision by the net asset value per share of the applicable Fund.

      After the Retirement Date, the person having the voting interest shall be the person then entitled to receive Annuity Payments. This voting interest will generally decrease with the gradual reduction of the Contract value during the annuity payout period. The number of shares held in the Investment Divisions which are attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value per share of the applicable Fund.

      Contractowners have no voting rights with respect to the Fixed-Rate
Option.

                          DISTRIBUTION OF THE CONTRACTS

      The Contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc. In connection with the sale of the Contracts, GIAC will pay sales commissions to these individuals or entities which may vary but, in the aggregate, are not anticipated to exceed an amount equal to 4.5% of a Contract premium payment. The principal underwriter of the Contracts is GISC, located at 201 Park Avenue South, New York, New York 10003.

                          RIGHT TO CANCEL THE CONTRACTS

      Where required by state law or regulation, the Contract will contain a provision which permits cancellation by returning the Contract to GIAC, or to the registered representative through whom it was purchased, within 10 days (20 days in a limited number of states) of delivery of the Contract. The Contractowner will then receive from GIAC, as and when required by state law or regulation, either (a) the premiums paid for the Contract or (b) the sum of (i) the difference between the premiums paid (including any Contract fees or other charges) and the amounts, if any, allocated to any Investment Divisions and the Fixed-Rate Option under the Contract, and (ii) the surrender value of the Contract.


                              YEAR 2000 COMPLIANCE

      Like other financial and business organizations around the world, GIAC could be adversely affected if the computer systems it uses internally, the systems of its service providers, and related computer systems do not properly process and calculate date-related information and data beginning on January 1, 2000. Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates were encoded and calculated in these systems. GIAC has been actively working to deal with this problem, and expects that its systems and others upon which it is reliant will be adapted before January 1, 2000. However, there can be no assurance that these preparations will be successful.


                                LEGAL PROCEEDINGS

      There are no material legal proceedings pending to which the Separate Account or GIAC is a party.

                             ADDITIONAL INFORMATION

      A Statement of Additional Information is available (in accordance with the directions on page 1 of this Prospectus) which contains more details regarding the Contracts discussed herein. The following identifies the contents of that document:

                       Statement of Additional Information
                                Table of Contents

                                                                  Page
                                                                  ----
      Services to the Separate Account...........................  B-2
      Annuity Payments...........................................  B-2
      Calculation of Yield Quotations for Value Line Cash Fund...  B-3
      Performance Comparisons....................................  B-3
      Valuation of Assets of the Separate Account................  B-3
      Transferability Restrictions...............................  B-4
      Experts....................................................  B-4
      Financial Statements.......................................  B-4

                    THE GUARDIAN /VALUE LINE SEPARATE ACCOUNT

                                       OF

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


                                 --------------
              Statement of Additional Information dated May 1, 1998
                                 --------------

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for The Guardian/Value Line Separate Account (marketed under the name "Value Guard") dated May 1, 1998.


      A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

      Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----
         Services to the Separate Account.............................  B-2
         Annuity Payments.............................................  B-2
         Calculation of Yield Quotations for Value Line Cash Fund ....  B-3
         Performance Comparisons......................................  B-3
         Valuation of Assets of the Separate Account..................  B-3
         Transferability Restrictions.................................  B-4
         Experts......................................................  B-4
         Financial Statements.........................................  B-4

                        SERVICES TO THE SEPARATE ACCOUNT

      The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian/Value Line Separate Account (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the Contractowners.

      The firm of Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for the Separate Account and GIAC.


      Guardian Investor Services Corporation(R) ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of GISC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1997, 1996 and 1995, GISC received underwriting commissions from GIAC with respect to the sales of variable products in the amount of $1,979,926, $1,851,468 and $1,409,708, respectively.


                                ANNUITY PAYMENTS

      Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contractowner's account is determined by multiplying the appropriate Accumulation Unit Value on the valuation date ten
(10) days before the date the first Annuity Payment is due by the corresponding number of Accumulation Units credited to the Contractowner's account as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.

      The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amount depends on the form of Annuity, the sex (except in those states which require "unisex" rates) and the nearest age of the Annuitant(s). The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

      Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any valuation period the value of an Annuity Unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The Annuity Unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

      Determination of the Second and Subsequent Monthly Annuity Payments: The amount of the second and subsequent Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit value as of the valuation date 10 days prior to the day such payment is due. The number of Annuity Units under a Contract is determined by dividing the first monthly payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the Annuity Payment period, provided no Variable Investment Options transfers are made.

      The assumed investment return of 4% under the Contract is the measuring point for subsequent Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the annuity payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, Annuity Payments will decrease.

            CALCULATION OF YIELD QUOTATIONS FOR VALUE LINE CASH FUND

      The yield of the Investment Division of the Separate Account investing in the Value Line Cash Fund ("Cash Fund") represents the net change, exclusive of gains and losses realized by the Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of the Cash Fund, in the value of a hypothetical pre-existing Contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (i) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (ii) the value of the Contract at the beginning of the base period and multiplying the result by 365/7.

      Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.

      Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value does reflect all deductions that are charged to a Contractowner, in proportion to the length of the base period and the Investment Division's average Contract size.

      The yield of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of the Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The Investment Division's respective yields are not guaranteed.


      The current and effective annualized yields for the Investment Division investing in the Value Line Cash Fund for the seven-day period ending December 31, 1997 were 5.18% and 5.31%, respectively, calculated as described above.


                             PERFORMANCE COMPARISONS

      Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance rankings to similar options available through the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

      The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

                          TRANSFERABILITY RESTRICTIONS

      Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code, or individual retirement account, and notwithstanding any other provisions of the Contract, the Contractowner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC, unless the Contractowner is the trustee of an employee trust qualified under the Internal Revenue Code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

                                     EXPERTS


      The financial statements of the Separate Account incorporated in this Statement of Additional Information and in the Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1997 have been so incorporated in reliance on the report of Price Waterhouse LLP, independent accountants. The statutory basis balance sheets of GIAC as of December 31, 1997 and 1996 and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flow for the three years in the period ended December 31, 1997 appearing in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

      The statutory basis financial statements of GIAC which are set forth herein beginning on page B-5 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.


      The financial statements of the Separate Account are incorporated herein by reference to the Separate Account's 1997 Annual Report to Contractowners. Such financial statements, the notes thereto and the report of independent accountants thereon are incorporated herein by reference or are included elsewhere in this Registration Statement. A free copy of the 1997 Annual Report to Contractowners accompanies this Statement of Additional Information.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                         STATUTORY BASIS BALANCE SHEETS

================================================================================


                                                                                      As of
                                                                                  December 31,
                                                                        -------------------------------
                                                                             1997             1996
                                                                        --------------   --------------
ADMITTED ASSETS
Investments:
   Fixed maturities, principally at amortized cost
     (market: 1997 - $492,052,307; 1996 - $491,271,164) .............   $  484,747,832   $  490,445,948
   Affiliated mutual funds, at market ...............................       30,551,186        2,755,672
   Investment in subsidiary .........................................       12,073,143        7,746,643
   Policy loans - variable life insurance ...........................       72,737,781       68,143,068
   Cash and short-term investments ..................................       23,602,410       17,825,039
   Investment in joint venture ......................................          345,492          285,874
Accrued investment income receivable ................................       13,303,271       10,553,405
Due from parent and affiliates ......................................        7,573,304        6,507,913
Other assets ........................................................       12,557,432       12,173,268
Receivable from separate accounts ...................................       30,203,923       11,606,587
Variable annuity and EISP/CIP separate account assets ...............    6,810,882,719    5,248,159,777
Variable life separate account assets ...............................      414,699,239      342,921,803
                                                                        --------------   --------------
     TOTAL ADMITTED ASSETS ..........................................   $7,913,277,732   $6,219,124,997
                                                                        ==============   ==============
LIABILITIES
Policy liabilities and accruals:
   Fixed deferred reserves ..........................................   $  339,797,646   $  329,681,355
   Fixed immediate reserves .........................................        7,397,461        5,874,894
   Life reserves ....................................................       67,799,492       65,462,693
   Minimum death benefit guarantees .................................        1,117,645        1,257,777
   Policy loan collateral fund reserve ..............................       70,734,812       65,762,820
   Accrued expenses, taxes, & commissions ...........................        1,592,997        2,712,360
   Due to parent and affiliates .....................................       20,408,087       15,304,638
   Federal income taxes payable .....................................       10,939,640        4,743,447
   Other liabilities ................................................       20,540,325       30,079,434
   Asset valuation reserve ..........................................       26,305,528       15,121,269
   Variable annuity and EISP/CIP separate account liabilities .......    6,750,575,077    5,193,574,218
   Variable life separate account liabilities .......................      413,364,790      335,769,184
                                                                        --------------   --------------
     TOTAL LIABILITIES ..............................................   $7,730,573,500   $6,065,344,089


COMMON STOCK AND SURPLUS
   Common Stock, $100 par value, 20,000 shares authorized, issued and
     outstanding ....................................................        2,000,000        2,000,000
   Additional paid-in surplus .......................................      137,398,292      137,398,292
   Assigned and unassigned surplus ..................................       43,305,940       14,382,616
                                                                        --------------   --------------
     Total Common Stock and Surplus .................................      182,704,232      153,780,908
                                                                        --------------   --------------
     TOTAL LIABILITIES, COMMON STOCK AND SURPLUS ....................   $7,913,277,732   $6,219,124,997
                                                                        ==============   ==============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                    STATUTORY BASIS STATEMENTS OF OPERATIONS

================================================================================

                                                                For the Year Ended December 31,
                                                     -----------------------------------------------------
                                                          1997               1996               1995
                                                     ---------------    ---------------    ---------------
Revenues:
   Premiums and annuity considerations:
     Variable annuity considerations .............   $   995,209,301    $   731,792,764    $   537,841,762
     Life insurance premiums and fixed
       annuity considerations ....................        68,222,360         44,874,269         73,938,212
   Net investment income .........................        47,993,754         42,366,902         36,293,598
   Amortization of IMR ...........................           111,783            333,219            257,380
   Net gain from operations of separate accounts .         5,780,327          8,860,462                 --
   Service fees ..................................        76,350,291         58,774,486         46,560,286
   Variable life -- cost of insurance ............        11,205,120          4,844,028          4,232,564
   Reserve adjustments on reinsurance ceded ......         7,885,341         30,636,445        (32,192,749)
   Commission and expense allowances .............        16,268,128         14,508,840         10,057,974
   Other income ..................................         5,178,266          2,535,356          1,127,526
                                                     ---------------    ---------------    ---------------
                                                       1,234,204,671        939,526,771        678,116,553
                                                     ---------------    ---------------    ---------------
Benefits and expenses:
   Benefits:
     Death benefits ..............................         5,340,675          6,785,456          4,774,584
     Annuity benefits ............................       687,719,014        426,072,773        276,568,762
     Surrender benefits ..........................        17,620,583         17,459,706         17,660,413
     Increase in reserves ........................        18,291,585         82,891,516         65,349,399
   Net transfers to (from) separate accounts:
     Variable annuity and EISP/CIP ...............       359,468,681        323,093,897        252,772,988
     Variable Life ...............................          (630,102)       (10,417,095)       (17,796,371)
   Commissions ...................................        43,352,989         39,233,431         34,364,742
   General insurance expenses ....................        59,476,685         42,523,892         25,888,456
   Taxes, licenses and fees ......................         3,743,414          3,723,858          2,477,492
   Reinsurance terminations ......................           182,535        (15,470,015)        11,002,701
                                                     ---------------    ---------------    ---------------
                                                       1,194,566,059        915,897,419        673,063,166
                                                     ---------------    ---------------    ---------------
   Income before income taxes and realized
     gains from investments ......................        39,638,612         23,629,352          5,053,387

   Federal income taxes ..........................        12,073,500          3,941,460            439,667
                                                     ---------------    ---------------    ---------------
   Income from operations, net of federal
     income taxes, and before net realized
     gains .......................................        27,565,112         19,687,892          4,613,720

   Realized gains from investments, net of federal
     income taxes, net of transfer to IMR ........           472,127              7,540            342,455
                                                     ---------------    ---------------    ---------------
   Net income ....................................   $    28,037,239    $    19,695,432    $     4,956,175
                                                     ===============    ===============    ===============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

        STATUTORY BASIS STATEMENTS OF CHANGES IN COMMON STOCK AND SURPLUS

================================================================================

                                                                                  Assigned and
                                                                   Additional      Unassigned         Total
                                                     Common          Paid-in         Surplus      Common Stock
                                                      Stock          Surplus        (Deficit)      and Surplus
                                                     ------        ----------     ------------    ------------

Balances at December 31, 1994 .................... $2,000,000     $137,398,292     $(1,817,759)   $137,580,533
                                                   ----------     ------------     -----------    ------------
Net income from operations .......................                                   4,956,175       4,956,175
Increase in unrealized appreciation of Company's
   investment in separate accounts, net of
   applicable taxes ..............................                                   3,024,930       3,024,930
Decrease in unrealized appreciation of Company's
   investment in joint venture ...................                                      (6,803)         (6,803)
Increase in unrealized appreciation of Company's
   investment in subsidiary ......................                                     298,534         298,534
Increase in non-admitted assets ..................                                      (7,078)         (7,078)
Disallowed interest maintenance reserve ..........                                     143,080         143,080
Net increase in asset valuation reserve ..........                                  (4,111,444)     (4,111,444)
                                                   ----------     ------------     -----------    ------------
Balances at December 31, 1995 ....................  2,000,000      137,398,292       2,479,635     141,877,927
                                                   ----------     ------------     -----------    ------------
Net income from operations .......................                                  19,695,433      19,695,433
Tax on prior years separate account seed
   investment unrealized gains ...................                                    (104,732)       (104,732)
Increase in unrealized appreciation of Company's
   investment in joint venture ...................                                     241,456         241,456
Increase in unrealized appreciation of Company's
   investment in subsidiary ......................                                     142,201         142,201
Decrease in unrealized appreciation of Company's
   investment in other assets ....................                                      (9,384)         (9,384)
Increase in non-admitted assets ..................                                     (80,815)        (80,815)
Disallowed interest maintenance reserve ..........                                    (128,107)       (128,107)
Surplus changes resulting from reinsurance .......                                  (2,073,155)     (2,073,155)
Net increase in asset valuation reserve ..........                                  (5,779,916)     (5,779,916)
                                                   ----------     ------------     -----------    ------------
Balances at December 31, 1996 ....................  2,000,000      137,398,292      14,382,616     153,780,908
                                                   ==========     ============     ===========    ============
Net income from operations .......................                                  28,037,239      28,037,239
Increase in unrealized appreciation of Company's
   investment in joint venture ...................                                      42,908          42,908
Increase in unrealized appreciation of Company's
   investment in subsidiary ......................                                   4,326,500       4,326,500
Increase in unrealized appreciation of Company's
   investment in other assets ....................                                       9,384           9,384
Increase in unrealized appreciation of Company's
   investment in an affiliated mutual fund .......                                   7,271,233       7,271,233
Decrease in non-admitted assets ..................                                      83,011          83,011
Disallowed interest maintenance reserve ..........                                    (197,600)       (197,600)
Surplus changes resulting from reinsurance .......                                     534,908         534,908
Net increase in asset valuation reserve ..........                                 (11,184,259)    (11,184,259)
                                                   ----------     ------------     -----------    ------------
Balances at December 31, 1997 .................... $2,000,000     $137,398,292     $43,305,940    $182,704,232
                                                   ==========     ============     ===========    ============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                     STATUTORY BASIS STATEMENTS OF CASH FLOW

================================================================================

                                                                     For the Year Ended December 31,
                                                         -----------------------------------------------------
                                                               1997               1996               1995
                                                         ---------------    ---------------    ---------------
Cash flows from insurance activities:
   Premiums, annuity considerations and
     deposit funds ...................................   $ 1,065,244,583    $   780,710,735    $   611,169,979
   Investment income .................................        46,412,248         42,413,736         36,912,131
   Commissions and expense allowances on
     reinsurance ceded ...............................        22,679,622         37,315,301        (22,118,484)
   Other income ......................................        67,084,996         47,357,962         44,220,753
   Death benefits ....................................        (5,492,854)        (6,900,438)        (4,420,866)
   Surrender benefits ................................       (17,780,564)        (2,774,865)       (17,660,413)
   Annuity benefits ..................................      (689,207,046)      (424,511,908)      (276,163,436)
   Commissions, other expenses
     and taxes (excluding FIT) .......................      (101,213,566)       (78,968,214)       (57,714,112)
   Net transfers to separate accounts ................      (356,017,200)      (307,856,562)      (231,230,812)
   Federal income taxes (excluding tax on
     capital gains) ..................................        (5,094,779)           682,025         (1,557,444)
   Increase in policy loans ..........................        (4,594,714)        (4,300,868)        (4,522,280)
   Other operating expenses and sources ..............          (140,580)         2,077,342         (8,945,084)
                                                         ---------------    ---------------    ---------------

Net cash provided by insurance activities ............        21,880,146         85,244,246         67,969,932
                                                         ---------------    ---------------    ---------------
Cash flows from investing activities:
   Proceeds from dispositions of investment securities       315,404,430        224,692,954         63,122,215
   Purchases of investment securities ................      (331,151,548)      (309,590,319)      (118,543,796)
   Federal income tax on capital gains ...............          (355,657)          (505,496)           992,810
                                                         ---------------    ---------------    ---------------

Net cash used in investing activities ................       (16,102,775)       (85,402,861)       (54,428,771)
                                                         ---------------    ---------------    ---------------

     Net increase (decrease) in cash .................         5,777,371           (158,615)        13,541,161

     Cash and short-term investments,
       beginning of year .............................        17,825,039         17,983,654          4,442,493
                                                         ---------------    ---------------    ---------------

     Cash and short-term investments, end of year ....   $    23,602,410    $    17,825,039    $    17,983,654
                                                         ===============    ===============    ===============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

Note 1 -- Organization

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Guardian Investor Services Corporation (GISC) or of other broker dealer firms that have entered into sales agreements with GIAC and GISC. The Company's general agency distribution system is used for the sale of other products and policies.

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      Insurance Separate Accounts: The Company has established fourteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

      The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets and liabilities of the separate accounts are stated primarily at the market value of the underlying investments and corresponding contractholders obligations. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

Note 2 -- Summary of Significant Accounting Policies

      Basis of presentation of financial statements: The financial statements have been prepared on a statutory basis of accounting that is prescribed or permitted by the Insurance Department of the State of Delaware which is a comprehensive basis of accounting other than generally accepted accounting principles (GAAP).

      Financial statements prepared on a statutory basis vary from financial statements prepared on a GAAP basis because: (1) the costs relating to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, whereas on a GAAP basis they would be recorded as assets and amortized over the future periods to be benefited; (2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, whereas on GAAP basis they are on anticipated Company experience for lapses, mortality and investment yield; (3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; under GAAP, provisions for investments are established as needed through a charge to income; (4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; for GAAP, such gains and losses are recognized in income at the time of sale; (5) bonds are carried principally at amortized cost for statutory reporting and at market value for GAAP; (6) annuity and certain insurance premiums are recognized as premium income, whereas for GAAP they are recognized as deposits; (7) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; (8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP.

      Use of Estimates: The preparation of financial statements of insurance enterprises requires management to

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. As a provider of life insurance and annuity products, GIAC's operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

      Valuation of investments: Investments in securities are recorded in accordance with valuation procedures established by the National Association of Insurance Commissioners (NAIC). Unrealized gains and losses on investments carried at market are recorded directly to unassigned surplus. Realized gains and losses on disposition of investments are determined by the specific identification method. The Company has recorded in accordance with NAIC requirements, the net gain from the operations of the separate accounts in the operations of the general account in 1997 and 1996 instead of in surplus.

      Bonds: Bonds are valued principally at amortized cost. Mortgage backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method with PSA standard prepayment rates.

      Investment in subsidiary: GIAC's investment in GISC is carried at equity in GIAC's underlying net assets. Undistributed earnings or losses are reflected as unrealized capital gains and losses directly in unassigned surplus. Dividends received from GISC are recorded as investment income and amounted to $10,000,000 in 1997, $9,500,000 in 1996 and 6,700,000 in 1995.

      Short-Term Investments: Short-term investments are stated at amortized cost and consist primarily of investments having maturities at the date of purchase of six months or less. Market values for such investments approximate carrying value.

      Loans on Policies: Loans on policies are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Investment Reserves: In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is intended to stabilize surplus against market fluctuations in the value of equities and credit related declines in the value of bonds. Changes in the AVR are recorded directly to unassigned surplus. The IMR captures net after-tax realized capital gains which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR, consistent with prior years. Any net negative IMR amounts are treated as a non-admitted asset.

      Contract and Policy Reserves: Fixed deferred reserves represent the fund balance left to accumulate at interest under fixed annuity contracts that were offered directly by the Company, a fixed rate option that is offered to variable annuity contractowners and a single premium deferred annuity that is offered by the Company. The Company no longer offers the fixed annuity contracts.

      The estimated fair value of contractholder account balances within the fixed deferred reserves has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions and are only guaranteed for one year.

      The interest rate credited on fixed annuity contracts included in fixed deferred reserves for 1997 and 1996 was 5.75%. The interest rate credited on the fixed rate option that is offered to certain variable annuity contractowners was 5.50% during 1997. For the fixed rate option currently issued, the issue and renewal interest

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

rates credited varies from month to month and ranged from 5.25% to 5.40% in 1997. For single premium deferred annuities the rates ranged from 5.00% to 6.00% in 1997. Fixed immediate reserves are a liability within the general account for those annuitants that have elected a fixed annuity payout option. The immediate contract reserve is computed using the 1971 IAM Table and the 1983 IAM Table and a 4% discount rate.

      The loan collateral fund reserve is the cash value of loaned variable life policyowner account values. The reserve is credited with interest at 4% per annum for single premium variable life policyowners, 6.5% for annual pay variable life policyowners and 7% for other variable life policyowners.

      Non-admitted Assets: Certain assets designated as "non-admitted assets" in accordance with rules and regulations of the Department of Insurance of the State of Delaware are charged directly to unassigned surplus. At December 31, 1997 and 1996 non-admitted assets consisted of agents' balances and miscellaneous receivables in the amounts of $82,380 and $123,785, respectively.

      Acquisition Costs: Commissions and other costs incurred in acquiring new business are charged to operations as incurred.

      Premiums and Other Revenues: Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to/from separate accounts are included in the expenses.

      Revenue also includes service fees from the separate accounts consisting of mortality and expense charges, annual administration fees, charges for the cost of term insurance related to variable life policies and penalties for early withdrawals. Services fees were not charged on separate account assets of $162,522,811 and $142,722,353 at December 31, 1997 and 1996, respectively, which represent investments in The Guardian's employee benefit plans.

      Federal Income Taxes: The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes. The taxable portion of unrealized appreciation of the Company's separate account investments is included in operations for 1997 and 1996, and in surplus in 1995.

      Other: Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the 1997 presentation.

Note 3 -- Federal Income Taxes

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      A reconciliation of federal income tax expense, based on the prevailing corporate income tax rate of 35% for 1997, 1996 and 1995 to the federal income tax expense reflected in the accompanying financial statements is as follows:


                                                             For the Year Ended December 31,
                                                      --------------------------------------------
                                                          1997            1996            1995
                                                      ------------    ------------    ------------
Income tax at prevailing corporate income tax rates
   applied to pretax statutory income .............   $ 13,873,514    $  8,270,274    $  1,768,688
Add (deduct) tax effect of:
   Adjustment for annuity and other reserves ......       (291,470)     (1,478,476)        337,668
   DAC Tax ........................................      1,712,811         867,731         666,260
   Dividend from subsidiary .......................     (3,500,000)     (3,325,000)     (2,345,000)
   Other-- net ....................................        278,645        (393,069)        (12,051)
                                                      ------------    ------------    ------------
Federal income taxes ..............................   $ 12,073,500    $  3,941,460    $    439,667
                                                      ============    ============    ============

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

      The provision for federal income taxes includes deferred taxes in 1997, 1996 and 1995 of $181,145, $353,051 and $304,923, respectively, applicable to the difference between the tax basis and the financial statement basis of recording investment income relating to accrued market discount.

Note 4 -- Investments

      The major categories of net investment income are summarized as follows:


                                            For the Year Ended December 31,
                                       -----------------------------------------
                                           1997           1996           1995
                                       -----------    -----------    -----------
Fixed maturities ..................    $31,806,228    $28,234,145    $25,795,915
Affiliated money market funds .....        524,277        121,733        130,729
Subsidiary ........................     10,000,000      9,500,000      6,700,000
Policy loans ......................      3,386,194      3,089,114      2,847,532
Short-term investments ............      2,280,599      1,204,805      1,166,264
Joint venture dividend ............      1,047,525        623,160        684,306
Other .............................         59,779         55,301         14,951
                                       -----------    -----------    -----------
                                        49,104,602     42,828,258     37,339,697
Less: Investment expenses .........      1,110,848        461,356      1,046,099
                                       -----------    -----------    -----------
Net investment income .............    $47,993,754    $42,366,902    $36,293,598
                                       ===========    ===========    ===========


      Gross realized gains and losses, less applicable federal income taxes and transfer to IMR, are summarized as follows:


                                                     For the Year Ended December 31,
                                                -----------------------------------------
                                                   1997           1996           1995
                                                -----------    -----------    -----------
Realized gains from dispositions:
   U.S. Government bonds ....................   $   722,440    $ 1,014,811    $   438,127
   Corporate debt securities ................       413,022      1,014,562        555,817
   Common stocks ............................           174             --             --
   Seed investment redeemed .................            --             --        717,499
   Foreign exchange .........................         2,791         11,599             --
Realized losses from dispositions:
   U.S. Government bonds ....................       744,168        181,025          7,498
   Corporate debt securities ................       399,618        617,325        370,353
   Foreign exchange .........................         5,773             --         10,145
   Short term investments ...................         1,218            191             --
                                                -----------    -----------    -----------
   Net realized capital gains (losses) ......       (12,350)     1,242,431      1,323,447
                                                -----------    -----------    -----------
Federal income tax expense (benefit):
   Current ..................................      (269,216)       829,609        622,821
   Deferred .................................      (209,059)      (394,759)       (42,290)
                                                -----------    -----------    -----------
   Total federal income tax expense (benefit)      (478,275)       434,850        580,531
                                                -----------    -----------    -----------
Transfer to IMR .............................        (6,202)       800,041        400,461
                                                -----------    -----------    -----------
Net realized gains (losses) .................   $   472,127    $     7,540    $   342,455
                                                ===========    ===========    ===========


      The market values of bonds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, fair value is estimated by management using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category at December 31, 1997 and 1996 are as follows:

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


                                                               December 31, 1997
                                          ---------------------------------------------------------
                                                            Gross          Gross         Estimated
                                                          Unrealized     Unrealized       Market
                                              Cost          Gains          Losses          Value
                                          ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .......................   $ 65,358,213   $  1,550,649   $     16,198   $ 66,892,664
Obligations of states and political
   subdivisions .......................     71,909,687        795,387         41,850     72,663,224
Debt securities issued by foreign
   governments ........................      7,062,711             --        115,745      6,946,966
Corporate debt securities .............    340,417,221      6,143,061      1,010,829    345,549,453
Common stock of subsidiary ............      9,398,292      2,674,851             --     12,073,143
Affiliated mutual funds ...............     23,279,949      7,271,237             --     30,551,186
                                          ------------   ------------   ------------   ------------
                                          $517,426,073   $ 18,435,185   $  1,184,622   $534,676,636
                                          ============   ============   ============   ============

                                                             December 31, 1996
                                          ---------------------------------------------------------
                                                            Gross          Gross         Estimated
                                                          Unrealized     Unrealized       Market
                                              Cost          Gains          Losses          Value
                                          ------------   ------------   ------------   ------------
U.S.  Treasury securities & obligations
   of U.S. government corporations
   and agencies .......................   $133,436,167   $    761,811   $    435,887   $133,762,091
Obligations of states and political
   subdivisions .......................     40,444,325        148,692         70,771     40,522,246
Debt securities issued by foreign
   governments ........................      3,491,091             --         65,431      3,425,660
Corporate debt securities .............    313,074,365      2,279,414      1,792,612    313,561,167
Common stock of subsidiary ............      9,398,292             --      1,651,649      7,746,643
Affiliated mutual funds ...............      2,755,672             --             --      2,755,672
                                          ------------   ------------   ------------   ------------
                                          $502,599,912   $  3,189,917   $  4,016,350   $501,773,479
                                          ============   ============   ============   ============

      The amortized cost and estimated market value of debt securities at December 31, 1997 and 1996, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                       As of December 31, 1997
                                                     ---------------------------
                                                                      Estimated
                                                       Amortized       Market
                                                         Cost           Value
                                                     ------------   ------------
Due in one year or less ..........................   $ 59,694,316   $ 59,737,770
Due after one year through five years ............    234,805,896    236,867,373
Due after five years through ten years ...........    103,002,869    106,604,446
Due after ten years ..............................     21,552,124     22,383,887
                                                     ------------   ------------
                                                      419,055,205    425,593,476
Sinking fund bonds
   (including collateralized mortgage obligations)     65,692,627     66,458,831
                                                     ------------   ------------
                                                     $484,747,832   $492,052,307
                                                     ============   ============

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

                                                       As of December 31, 1996
                                                     ---------------------------
                                                                      Estimated
                                                       Amortized       Market
                                                         Cost           Value
                                                     ------------   ------------
Due in one year or less ..........................   $ 64,861,358   $ 65,045,326
Due after one year through five years ............    286,602,923    287,118,976
Due after five years through ten years ...........     74,354,923     74,503,267
Due after ten years ..............................     25,247,736     25,461,329
                                                     ------------   ------------
                                                      451,066,940    452,128,898
Sinking fund bonds
   (including collateralized mortgage obligations)     39,379,008     39,142,266
                                                     ------------   ------------
                                                     $490,445,948   $491,271,164
                                                     ============   ============

Note 5 -- Reinsurance Ceded

      The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with affiliated companies and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves related to the reinsurance business and corresponding assets are held by the Company. Accordingly, policy reserves include $76,669,184 and $447,494,766 at December 31, 1997 and 1996, respectively, applicable to policies reinsured under modified coinsurance agreements. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:


                                                  For the Year Ended December 31
                                           --------------------------------------------
                                               1997            1996            1995
                                           ------------    ------------    ------------
Premiums and deposits ..................   $(43,873,731)   $(83,250,212)   $(41,212,253)
Net investment income ..................             --         (61,779)             --
Commission and expense allowances ......      7,885,341      14,508,839      10,057,974
Reserve adjustments ....................     16,268,128      30,636,445     (32,192,749)
Other income ...........................      1,875,163         (25,000)             --
                                           ------------    ------------    ------------
  Revenues .............................    (17,845,099)    (38,191,707)    (63,347,028)


Policyholder benefits ..................    (10,975,075)    (26,873,945)    (57,577,405)
Increase in aggregate reserves .........     22,859,719      (5,658,260)    (11,909,990)
Reinsurance terminations ...............    (27,421,066)    (15,470,015)     11,002,701
General expenses .......................        (40,452)        (81,667)        (48,640)
                                           ------------    ------------    ------------
  Deductions ...........................    (15,576,874)    (48,083,887)    (58,533,334)
                                           ------------    ------------    ------------

Net income (loss) from reinsurance ceded   $ (2,268,225)   $  9,892,180    $ (4,813,694)
                                           ============    ============    ============

Note 6 -- Reinsurance Assumed

      The Company has entered into various coinsurance agreements with non-affiliated and affiliated companies. The Company assumes certain life and disability income policies.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997


                                                   For the Year Ended December 31
                                            --------------------------------------------
                                                1997            1996            1995
                                            ------------    ------------    ------------
Premiums and deposits ...................   $   (389,221)   $ 41,133,358    $  7,153,623
Net investment income ...................         45,288          94,657          62,847
Other income ............................        (62,752)        375,404          32,528
                                            ------------    ------------    ------------
  Revenues ..............................       (406,685)     41,603,419       7,248,998


Policyholder benefits ...................      3,967,619       8,076,053       5,086,702
Increase in aggregate reserves ..........    (31,677,857)     31,556,908        (357,463)
Reinsurance expenses ....................     27,603,602        (452,476)      1,451,058
Other expenses ..........................      1,885,300         551,319          54,043
                                            ------------    ------------    ------------
  Deductions ............................      1,778,664      39,731,804       6,234,340
                                            ------------    ------------    ------------

Net income (loss)from reinsurance assumed   $ (2,185,349)   $  1,871,615    $  1,014,658
                                            ============    ============    ============

      The Company terminated, during 1997, an assumption agreement with an unaffiliated company. Under this agreement, included in the consolidated statements of income are $(2.3) million, $20.2 million and $7.2 million of premiums at December 31, 1997, 1996 and 1995, respectively.

Note 7 -- Related Party Transactions

      Registered representatives of the Guardian Investor Services Corporation produce a major portion of the Company's business. During 1997, 1996 and 1995, premium and annuity considerations produced by GISC amounted to $564,519,265, $528,353,595 and $400,148,692, respectively. The related commissions paid to GISC amounted to $1,979,926, $1,851,468 and $1,409,708 for 1997, 1996 and 1995,
respectively.

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $60,009,449 in 1997, $41,129,644 in 1996 and $24,989,111 in 1995, and, in the
opinion of management, were considered appropriate for the services rendered.

      The company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware insurance law as an insurance company separate account. GIAC had contributed capital to GREA since it was established to provide for funds and to preserve liquidity. Effective December 19, 1997, GREA was liquidated and, as a result, $6,746,290 was returned to GIAC in the form of capital and there was a realized gain recorded of $969,045 included in the net gain from operations of separate accounts.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. These funds consist of The Guardian Park Avenue Fund, The Guardian Stock Fund, The Guardian Small Cap Stock Fund, The Guardian Bond Fund, The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund, The Guardian Asset Allocation Fund, The Guardian Investment Quality Bond Fund, The Guardian Cash Management Fund and The Guardian Cash Fund. Each of these funds has an investment advisory agreement with GISC, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Baillie Gifford International Fund. The investments as of December 31, 1997 and 1996 are as follows:

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

                                                      1997             1996
                                                 --------------   --------------
The Guardian Park Avenue Fund ................   $  371,662,107   $  251,812,050
The Guardian Stock Fund ......................    3,222,051,866    2,226,887,181
The Guardian Small Cap Stock Fund ............       60,104,422               --
The Guardian Bond Fund .......................      355,417,535      354,316,320
The Baillie Gifford International Fund .......      442,651,457      400,894,824
The Baillie Gifford Emerging
  Markets Fund ...............................       65,038,546       45,571,916
TheGuardian Baillie Gifford International Fund        3,378,730           19,720
The Guardian Asset Allocation Fund ...........       14,910,420           46,623
The Guardian Investment Quality Bond Fund ....        1,546,854            9,385
The Guardian Cash Management Fund ............       22,250,501        3,113,523
The Guardian Cash Fund .......................      368,122,449      378,321,710
                                                 --------------   --------------
                                                 $4,927,134,887   $3,660,993,252
                                                 ==============   ==============

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds, except for The Guardian Baillie Gifford Emerging Markets Fund, are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company maintains an investment in an affiliated money market mutual fund, The Guardian Cash Management Fund. At December 31, 1997 and 1996 this amounted to $2,888,149 and $2,755,672, respectively. The Company also made an investment in an affiliated small cap stock mutual fund during 1997, The Guardian Small Cap Stock Fund. At December 31, 1997 this investment amounted to $27,663,037.

Note 8 -- Separate Accounts

      The following represents a reconciliation of net transfers from GIAC to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

                                                                 For the Year Ended December 31,
                                                    -----------------------------------------------------
                                                          1997               1996               1995
                                                    ---------------    ---------------    ---------------
Transfers to separate accounts ..................   $ 1,054,380,697    $   767,741,428    $   582,715,569
Transfers from separate accounts ................      (782,891,638)      (518,683,141)      (398,531,802)
                                                    ---------------    ---------------    ---------------
  Net transfers to separate accounts ............       271,489,059        249,058,287        184,183,767
                                                    ---------------    ---------------    ---------------
Reconciling Adjustments:
Mortality & expense guarantees-- variable annuity        70,027,514         53,219,656         41,474,872
Mortality & expense guarantees-- variable life ..         2,021,656          1,687,711          1,571,955
Administrative fees-- variable annuity ..........         4,095,230          3,867,120          3,513,459
Cost of insurance-- variable life ...............        11,205,120          4,844,028          4,232,564
                                                    ---------------    ---------------    ---------------
  Total adjustments .............................        87,349,520         63,618,515         50,792,850
                                                    ---------------    ---------------    ---------------
Transfers as reported in the Statement of
  Operations of GIAC ............................   $   358,838,579    $   312,676,802    $   234,976,617
                                                    ===============    ===============    ===============

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

Note 9 -- Annuity Actuarial Reserves and Deposit Liabilities

      The following describes withdrawal characteristics of annuity actuarial reserves and deposit liabilities:

                                        For the Year Ending 1997  For the Year Ending 1996
                                        ------------------------  ------------------------
                                             Amount        %          Amount        %
                                          ------------   ------    ------------   ------
Subject to discretionary withdrawal
   with market value adjustment .......   $ 46,276,766    10.19%   $ 44,480,214    10.22%
                                          ------------   ------    ------------   ------
   Total with adjustment or at
     market value .....................     46,276,766    10.19      44,480,214    10.22
   at book value without adjustment
     (minimal or no charge or
     adjustment) ......................    313,725,462    69.05     302,433,090    69.45
Not subject to discretionary withdrawal     94,338,339    20.76      88,546,538    20.33
                                          ------------   ------    ------------   ------
Total (gross) .........................    454,340,567   100.00     435,459,842   100.00
Reinsurance ceded .....................             --       --           4,879       --
                                          ------------   ------    ------------   ------
Total .................................   $454,340,567   100.00%   $435,454,963   100.00%
                                          ============   ======    ============   ======

      This does not include $6,647,606,347 and $5,098,658,097 of non-guaranteed annuity reserves held in separate accounts, and $3,572,284 and $2,927,130 at December 31, 1997 and 1996, respectively, in annuity reserves being held as a loan collateral fund for loans on certain annuity contracts.

Note 10 - Statutory Financial Information

      The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income:


                                                       For the Year Ended December 31,
                                                 --------------------------------------------
                                                     1997            1996            1995
                                                 ------------    ------------    ------------
Statutory net income .........................   $ 28,037,239    $ 19,695,432    $  4,956,175
Adjustments to restate to the basis of GAAP:
   Net income of subsidiaries ................      4,326,500         142,201         298,534
   Change in deferred policy acquisition costs     41,883,919      42,525,493      31,247,939
   Deferred premiums .........................     (5,542,795)      3,238,115      (1,643,253)
   Re-estimation of future policy benefits ...     (3,353,249)     26,953,558         297,442
   Reinsurance ...............................     12,372,471     (36,353,822)     15,465,956)
   Deferred federal income tax expense .......    (16,212,244)    (13,074,280)    (15,681,250)
   Elimination of interest maintenance reserve       (111,783)       (333,219)       (257,381)
   Other, net ................................        201,840      (2,444,872)      2,598,780
                                                 ------------    ------------    ------------
Consolidated GAAP net income .................   $ 61,601,898    $ 40,348,606    $ 37,282,942
                                                 ============    ============    ============


                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

      The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder's equity:


                                                                    December 31,
                                                  -----------------------------------------------
                                                      1997             1996             1995
                                                  -------------    -------------    -------------
Statutory capital and surplus .................   $ 182,704,232    $ 153,780,908    $ 141,877,927
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ..........     267,369,685      221,475,216      178,010,226
   Elimination of asset valuation reserve .....      26,305,528       15,121,269        9,341,353
   Re-estimation of future policy benefits ....      41,283,947       31,167,840        4,214,282
   Establishment of deferred federal income tax     (84,703,745)     (65,164,526)     (53,962,281)
   Unrealized gains on investments ............       7,852,564        2,313,203       10,655,552
   Other liabilities ..........................     (33,486,652)     (32,389,767)       1,811,239
   Deferred premiums ..........................      (7,024,891)      (1,482,096)      (4,720,211)
   Other, net .................................      (3,468,519)      (2,215,098)      (1,276,761)
                                                  -------------    -------------    -------------
     Consolidated GAAP stockholder's equity ...   $ 396,832,149    $ 322,606,949    $ 285,951,326
                                                  =============    =============    =============


                        REPORT OF INDEPENDENT ACCOUNTANTS


February 10, 1998


To the Board of Directors of
The Guardian Insurance &  Annuity Company, Inc.

      We have audited the accompanying statutory basis balance sheets of The Guardian Insurance & Annuity Company, Inc. as of December 31, 1997 and 1996, and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flows for the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      As described in Note 2, these financial statements were prepared in conformity with accounting practices prescribed or permitted by insurance regulatory authorities (statutory basis of accounting), which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are material and are described in Note 2.

      In our report dated February 9, 1996, we expressed an opinion that the 1995 financial statements, prepared using accounting practices prescribed or permitted by insurance regulatory authorities, were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 2 to these financial statements, pursuant to pronouncements of the Financial Accounting Standards Board, financial statements of mutual life insurance companies and their wholly owned stock insurance company subsidiaries are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our report dated February 9, 1996.

      In our opinion, the financial statements referred to above (1) do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Guardian Insurance & Annuity Company, Inc. at December 31, 1997 and 1996, or the results of its operations or its cash flows for the three years in the period ended December 31, 1997, because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles, and (2) present fairly, in all material respects, its financial position and the results of its operations and its cash flows, in conformity with accounting practices prescribed or permitted by insurance regulatory authorities.


      /s/ Price Waterhouse LLP


PRICE WATERHOUSE LLP
New York, New York

                    The Guardian/Value Line Separate Account

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The following financial statements have been incorporated by reference or are included in Part B:


      (1) The Guardian/Value Line Separate Account (incorporated by reference into Part B):
            Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the Year Ended December 31, 1997 Statements of Changes in Net Assets for the two Years Ended
                 December 31, 1997 and 1996
            Notes to Financial Statements
            Report of Price Waterhouse LLP, Independent Accountants

       (2)  The Guardian Insurance & Annuity Company, Inc. (included in Part B):
            Statutory Basis Balance Sheets as of December 31, 1997 and 1996 Statutory Basis Statements of Operations for the Three Years Ended
                 December 31, 1997, 1996 and 1995
            Statutory Basis Statements of Changes in Common Stock and Surplus
                 for the Three Years Ended December 31, 1997, 1996 and 1995
            Statutory Basis Statements of Cash Flow for the Three Years Ended
                 December 31, 1997, 1996 and 1995
            Notes to Statutory Basis Financial Statements
            Report of Price Waterhouse LLP, Independent Accountants


(b)   Exhibits

Number                  Description
------                  -----------


      1     Resolution of the Board of Directors of The Guardian Insurance &
            Annuity Company, Inc. establishing Registrant
      2     Not Applicable
      3     Underwriting and Distribution Contracts:
            (a)   Distribution and Service Agreement between The Guardian
                  Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation
            (b)   Form of Broker-Dealer Supervisory and Service Agreement
      4     Specimen of Variable Annuity Contract

      5     Form of Application for Variable Annuity Contract
      6     (a) Certificate of Incorporation of The Guardian Insurance & Annuity
            Company, Inc.
            (b) By-laws of The Guardian Insurance & Annuity Company, Inc.
      7     Automatic Indemnity Reinsurance Agreement between The Guardian
            Insurance & Annuity Company, Inc. and The Guardian Life Insurance
            Company of America
      8     Amended and Restated Agreement for Services and Reimbursement
            Therefor between The Guardian Life Insurance Company of America and
            The Guardian Insurance & Annuity Company, Inc.
      9     Opinion and Consent of Counsel
      10    Consent of Price Waterhouse LLP
      11    Not Applicable
      12    Agreement with Respect to Providing the Initial Capital for
            Registrant(1)
      13    Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity
            Company, Inc.
      27    Financial Data Schedule


----------
1. Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-70132), as previously filed.

Item 25.  Directors and Officers of the Depositor


      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 201 Park Avenue South, New York, New York 10003.


            Name                     Positions with GIAC
            ----                     -------------------

          Joseph D. Sargent         President, Chief Executive Officer
                                       & Director
          John M. Smith             Executive Vice President & Director
          Edward K. Kane            Executive Vice President & Director
          Frank J. Jones            Executive Vice President, Chief Investment
                                       Officer & Director
          Philip H. Dutter          Director
          Arthur V. Ferrara         Director
          Leo R. Futia              Director
          Peter L. Hutchings        Director
          William C. Warren         Director


          John M. Fagan             Vice President

          Thomas G. Sorell          Vice President

          Charles G. Fisher         Vice President & Actuary
          William C. Frentz         Vice President, Real Estate
          Thomas R. Hickey, Jr.     Vice President, Operations
          Ryan W. Johnson           Vice President, Equity Sales

          Eileen McDonnell          Vice President, Group Pensions

          Frank L. Pepe             Vice President & Controller
          Richard T. Potter, Jr.    Vice President and Counsel
          Donald P. Sullivan, Jr.   Vice President

          Joseph A. Caruso          Vice President & Secretary


          Earl C. Harry             Treasurer
          Ann T. Kearney            Second Vice President
          Alexander M. Grant, Jr.   Second Vice President
          Raymond J. Henry          Second Vice President
          Peggy L. Coppola          Second Vice President

Item 26.  Persons Controlled by or under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of February 28, 1998:


                                                                     State of                      Percent of
                                                                   Incorporation                Voting Securities
               Name of Entity                                     or Organization                     Owned
               ------------                                        -------------                 --------------

               The Guardian Insurance &                              Delaware                         100%
                 Annuity Company, Inc.
               Guardian Asset Management                             Delaware                         100%
                 Corporation
               Park Avenue Life Insurance                            Delaware                         100%
                 Company
               Guardian Reinsurance Services, Inc.                  Connecticut                       100%
               Physicians Health Services, Inc.                      Delaware                          14%
               Private Healthcare Systems, Inc.                      Delaware                          14%
               Managed Dental Care, Inc.                            California                        100%
               The Guardian Baillie Gifford                        Massachusetts                       25.5%
                 International Fund
               The Guardian Investment Quality                     Massachusetts                       44.7%
                 Bond Fund
               Baillie Gifford International Fund                    Maryland                          18.1%
               Baillie Gifford Emerging Markets Fund                 Maryland                          26.3%
               The Guardian Tax-Exempt Bond Fund                   Massachusetts                       87.4%
               The Guardian Asset Allocation Fund                  Massachusetts                       12.7%
               The Guardian Park Avenue                            Massachusetts                       21.4%
                 Small Cap Fund
               The Guardian Baillie Gifford                        Massachusetts                       78.4%
                 Emerging Markets Fund

      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of April 1, 1998:


                                                                                                   Approximate
                                                                                               Percentage of Voting
                                                                    Place of                    Securities Owned
                                                                  Incorporation                 by Guardian Life
               Name of Entity                                    or Organization                   Affiliates
               ------------                                       -------------                 -----------------
               Guardian Investor Services                           New York                          100%
                 Corporation
               Guardian Baillie Gifford Limited                     Scotland                           51%
               The Guardian Cash Fund, Inc.                         Maryland                          100%
               The Guardian Bond Fund, Inc.                         Maryland                          100%
               The Guardian Stock Fund, Inc.                        Maryland                          100%
               GAIC Funds, Inc.                                     Maryland                          100%

Item 27.  Number of Contractowners


       Type of Contract     Number as of April 1, 1998

       Non-Qualified..................   220
       Qualified...................... 4,728
                                       -----
          Total                        4,548


Item 28.  Indemnification

      Reference is made to Article VIII of GIAC's By-Laws, as supplemented by
Section 3.2 of the Certificate of Incorporation of GIAC, filed as Exhibits 6(b) and 6(a), respectively, to this Registration Statement and incorporated herein by reference.

Item 29.  Principal Underwriters


      (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Stock Fund, Inc.; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, and GIAC Funds, Inc. (formerly, GBG Funds, Inc.), a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E and The Guardian Separate Account K, which are all registered as unit investment trusts under the 1940 Act.


      (b) The following is a list of each director and officer of GISC. The principal business address of each person is 201 Park Avenue South, New York, New York 10003.

             Name                      Position(s) with GISC
             ----                      ---------------------
             John M. Smith             President & Director
             Arthur V. Ferrara         Director
             Leo R. Futia              Director
             Peter L. Hutchings        Director

             Philip H. Dutter          Director
             Joseph D. Sargent         Director
             William C. Warren         Director
             Frank J. Jones            Director

            Name                       Position(s) with GISC
            ----                       ---------------------

            John M. Fagan              Vice President
            Ryan W. Johnson            Senior Vice President & National Sales
                                         Director
            Thomas R. Hickey, Jr.      Senior Vice President, Operations
            Frank L. Pepe              Vice President & Controller
            Richard T. Potter, Jr.     Vice President and Counsel
            Donald P. Sullivan, Jr.    Vice President
            Kevin S. Alter             Second Vice President
            Alexander M. Grant, Jr.    Second Vice President
            Ann T. Kearney             Second Vice President

            Peggy L. Coppola           Second Vice President

            Earl C. Harry              Treasurer

            Joseph A. Caruso           Vice President & Secretary


Item 30.  Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 201 Park Avenue South, New York, New York 10003.

Item 31.  Management Services

      None.

Item 32.  Undertakings

      (a) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

      (b) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian/Value Line Separate Account certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of April, 1998.


                               The Guardian/Value Line Separate Account
                                   (Registrant)


                               By: THE GUARDIAN INSURANCE & ANNUITY
                                   COMPANY, INC.
                                     (Depositor)


                               By: /s/Thomas R. Hickey, Jr.
                                   ------------------------------
                                      Thomas R. Hickey, Jr.
                                      Vice President, Operations

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  /s/JOSEPH D. SARGENT*             President, Chief Executive
-------------------------------       Officer and Director
     Joseph D. Sargent
(Principal Executive Officer)


  /s/FRANK J. JONES*                Executive Vice President, Chief
-------------------------------       Investment Officer and Director
     Frank J. Jones
(Principal Financial Officer)





  /s/FRANK L. PEPE*                 Vice President and Controller
-------------------------------
     Frank L. Pepe
(Principal Accounting Officer)


  /s/JOHN M. SMITH*                 Executive Vice President
-------------------------------       and Director
     John M. Smith


  /s/ARTHUR D. FERRARA*             Director
-------------------------------
     Arthur D. Ferrara


  /s/WILLIAM C. WARREN*             Director
-------------------------------
     William C. Warren


  /s/EDWARD K. KANE*                Executive Vice President
-------------------------------       and Director
     Edward K. Kane


  /s/LEO R. FUTIA*                  Director
-------------------------------
     Leo R. Futia


  /s/PHILIP H. DUTTER*              Director
-------------------------------
     Philip H. Dutter


/s/ PETER L. HUTCHINGS*
-------------------------------     Director
     Peter L. Hutchings


 By:  /s/THOMAS R. HICKEY, JR.                       Date: April 29, 1998
    ----------------------------
         Thomas R. Hickey, Jr.
         Vice President, Operations
         * Pursuant to a Power of Attorney

                    The Guardian/Value Line Separate Account

                                  Exhibit Index

       Number         Description
       ------         -----------

        1         Board Resolutions
        3(a)      Distribution and Service Agreement
        3(b)      Form of Broker-Dealer Agreement
        4         Specimen of Variable Annuity Contract
        5         Form of Application
        6(a)      Certificate of Incorporation
        6(b)      By-Laws
        7         Automatic Indemnity Reinsurance Agreement
        8         Agreement for Services
        9         Opinion and Consent of Counsel
       10(a)      Consent of Price Waterhouse LLP
       13         Powers of Attorney
       27         Financial Data Schedule